                                             Registration Statement No. 33-13054
                                                                        811-5092

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-3

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 13

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 15


             THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
             -------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                           (Name of Insurance Company)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (860) 277-0111
                                                                -------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Managers
             The Travelers Timed Bond Account for Variable Annuities
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:
                                              ----------------


It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485.
----
        on ___________ pursuant to paragraph (b) of Rule 485.
----
  X     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
        on ___________ pursuant to paragraph (a)(1) of Rule 485.
----
        75 days after filing pursuant to paragraph (a)(2).
----
        on ___________ pursuant to paragraph (a)(2) of Rule 485.
----

If appropriate check the following box:
        This post-effective amendment designates a new effective date for as
----    previously filed post-effective amendment.


AN INDEFINITE AMOUNT OF VARIABLE ANNUITY CONTRACT UNITS WAS REGISTERED PURSUANT TO RULE 24f-2 OF THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996 WILL BE WITH THE COMMISSION PRIOR TO MARCH 1, 1997.

             THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

                              Cross-Reference Sheet

                                    Form N-3

ITEM
NO.                                              CAPTION IN PROSPECTUS
---                                              ---------------------
1.    Cover Page                                 The Travelers Timed Bond Account
                                                     for Variable Annuities
2.    Definitions                                Glossary of Special Terms
3.    Synopsis                                   Prospectus Summary
4.    Condensed Financial Information            Condensed Financial Information
5.    General Description of Registrant          The Insurance Company and the Separate
        and Insurance Company                        Accounts; The Travelers Timed Bond
                                                     Account for Variable Annuities
6.    Management                                 Managed Separate Accounts: Management
                                                     and Advisory Services
7.    Deductions and Expenses                    Charges and Deductions; Fee Table
8.    General Description of Variable            The Variable Annuity Contract; Miscellaneous
        Annuity Contracts
9.    Annuity Period                             The Annuity Period
10.   Death Benefit                              Death Benefit; Payout Options
11.   Purchases and Contract Value               The Variable Annuity Contract
12.   Redemptions                                Surrenders and Redemptions; Right to Return
13.   Taxes                                      Premium Tax; Federal Tax Considerations
14.   Legal Proceedings                          Legal Proceedings and Opinions
15.   Table of Contents of Statement             Appendix A
        of Additional Information


                                                 CAPTION IN STATEMENT OF ADDITIONAL
                                                 INFORMATION
                                                 -----------------------------------
16.   Cover Page                                 The Travelers Timed Bond Account
                                                     for Variable Annuities
17.   Table of Contents                          Table of Contents
18.   General Information and History            Description of The Travelers and the
                                                     Separate Accounts
19.   Investment Objectives and                  Investment Restrictions
        Policies
20.   Management                                 The Board of Managers
21.   Investment Advisory and Other Services     Investment Management and Advisory Services;
                                                     Securities Custodian; Independent Accountants
22.   Brokerage Allocation                       Investment Management and Advisory Services
23.   Purchase and Pricing of Securities         Valuation of Separate Account Assets
        Being Offered
24.   Underwriters                               Distribution and Management Services
25.   Calculation of Performance Data            Performance Data
26.   Annuity Payments                           Inapplicable
27.   Financial Statements                       Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               UNIVERSAL ANNUITY
                                   PROSPECTUS
--------------------------------------------------------------------------------

This prospectus describes the Individual and Group Variable Annuity Contracts (the "Contracts") to which Purchase Payments may be made as either a single payment or on a flexible basis. The Contracts are issued by The Travelers Insurance Company. Purchase Payments may be allocated to one or more of the following Investment Alternatives: The Travelers Growth and Income Stock Account for Variable Annuities (Account GIS) -- common stock; The Travelers Quality Bond Account for Variable Annuities (Account QB) -- intermediate-term bonds; The Travelers Money Market Account for Variable Annuities (Account MM) -- money market instruments (an investment in Account MM is neither insured nor guaranteed by the U.S. Government); The Travelers Timed Growth and Income Stock Account for Variable Annuities (Account TGIS) -- timed/common stock; The Travelers Timed Short-Term Bond Account for Variable Annuities (Account
TSB) -- timed/short-term bonds; The Travelers Timed Aggressive Stock Account for Variable Annuities (Account TAS) -- timed/aggressive common stock; The Travelers Timed Bond Account for Variable Annuities (Account TB) -- timed/U.S. Government securities; or The Travelers Fund U for Variable Annuities (Fund U) and its underlying funds as follows:

-------------------------------------------------------------------------------

Capital Appreciation Fund                     Dreyfus Stock Index Fund
High Yield Bond Trust                         American Odyssey International Equity
Managed Assets Trust                          Fund
U.S. Government Securities Portfolio          American Odyssey Emerging Opportunities
Social Awareness Stock Portfolio              Fund
Utilities Portfolio                           American Odyssey Core Equity Fund
Templeton Bond Fund                           American Odyssey Long-Term Bond Fund
Templeton Stock Fund                          American Odyssey Intermediate-Term Bond
Templeton Asset Allocation Fund               Fund
Fidelity's High Income Portfolio              American Odyssey Short-Term Bond Fund
Fidelity's Equity-Income Portfolio            Smith Barney Income and Growth Portfolio
Fidelity's Growth Portfolio                   Alliance Growth Portfolio
Fidelity's Asset Manager Portfolio            Smith Barney International Equity
                                              Portfolio
                                              Putnam Diversified Income Portfolio
                                              Smith Barney High Income Portfolio
                                              MFS Total Return Portfolio

This prospectus sets forth the information that you should know before investing. Please read it and retain it for future reference. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1997, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. A copy may be obtained, without charge, by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, or by calling 1-860-422-3985. The Table of Contents of the SAI appears in Appendix A of this prospectus.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF FUND U'S UNDERLYING FUNDS. BOTH THIS PROSPECTUS AND EACH OF THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

                               TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.............................................................    4
FEE TABLE.............................................................................    6
THE VARIABLE ANNUITY CONTRACT.........................................................    9
  PURCHASE PAYMENTS...................................................................    9
     Application of Purchase Payments.................................................    9
     Number of Accumulation Units.....................................................    9
  THE VARIABLE INVESTMENT ALTERNATIVES................................................   10
     Fund U: Underlying Funds.........................................................   10
     Managed Separate Accounts........................................................   10
  TRANSFERS...........................................................................   10
     Dollar-Cost Averaging (Automated Transfers)......................................   10
     Asset Allocation Advice..........................................................   10
     Telephone Transfers..............................................................   11
  MARKET TIMING SERVICES..............................................................   11
     Market Timing Risks..............................................................   12
  SURRENDERS AND REDEMPTIONS..........................................................   12
     Systematic Withdrawals...........................................................   13
  DEATH BENEFIT.......................................................................   13
  CHARGES AND DEDUCTIONS..............................................................   13
     Contingent Deferred Sales Charge.................................................   13
     Premium Tax......................................................................   15
     Administrative Charge............................................................   15
     Mortality and Expense Risk Charge................................................   15
     Reduction or Elimination of Contract Charges.....................................   15
     Investment Advisory Fees.........................................................   16
     Market Timing Services Fees......................................................   16
THE ANNUITY PERIOD....................................................................   16
     Maturity Date....................................................................   16
     Allocation of Annuity Payments...................................................   17
     Annuity Unit Value...............................................................   17
     Determination of First Annuity Payment...........................................   17
     Determination of Second and Subsequent Annuity Payments..........................   18
  PAYOUT OPTIONS......................................................................   18
     Election of Options..............................................................   18
     Annuity Options..................................................................   18
     Income Options...................................................................   19
MISCELLANEOUS.........................................................................   20
     Termination of Contract or Account...............................................   20
     Distribution from One Account to Another Account.................................   21
     Required Reports.................................................................   21
     Right to Return..................................................................   21
     Change of Contract...............................................................   22

     Assignment.......................................................................   22
     Suspension of Payments...........................................................   22
     Voting Rights....................................................................   22
       Fund U.........................................................................   23
       Accounts GIS, QB, MM, TGIS, TSB, TAS and TB....................................   23
     Distribution of Variable Annuity Contracts.......................................   23
     State Regulation.................................................................   24
     Legal Proceedings and Opinions...................................................   24
THE INSURANCE COMPANY AND SEPARATE ACCOUNTS...........................................   24
  THE INSURANCE COMPANY...............................................................   24
  THE SEPARATE ACCOUNTS...............................................................   24
     Substitution of Investments......................................................   25
     Investment Advisers..............................................................   25
     Managed Separate Accounts: Management and Investment Advisory Services...........   26
     Performance Information..........................................................   27
FEDERAL TAX CONSIDERATIONS............................................................   27
  General.............................................................................   27
  Investor Control....................................................................   28
  Section 403(b) Plans and Arrangements...............................................   28
  Qualified Pension and Profit-Sharing Plans..........................................   29
  Individual Retirement Annuities.....................................................   29
  Section 457 Plans...................................................................   29
  The Employee Retirement Income Security Act of 1974.................................   30
  Federal Income Tax Withholding......................................................   30
  Tax Advice..........................................................................   31
THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE
  ANNUITIES (ACCOUNT GIS).............................................................   31
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
  (ACCOUNT QB)........................................................................   33
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
  (ACCOUNT MM)........................................................................   35
THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR
  VARIABLE ANNUITIES (ACCOUNT TGIS)...................................................   37
THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE
  ANNUITIES (ACCOUNT TSB).............................................................   39
THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE
  ANNUITIES (ACCOUNT TAS).............................................................   41
THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
  (ACCOUNT TB)........................................................................   43
APPENDIX A (CONDENSED FINANCIAL INFORMATION)..........................................  A-1
APPENDIX B............................................................................  B-1

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of a contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Variable Annuity contract is issued.

ANNUITY COMMENCEMENT DATE -- the date on which Annuity Payments are to begin under the terms of the Contract and/or the Plan. Also referred to as "Maturity Date" under an Individual Contract.

ANNUITY PAYMENTS -- a series of periodic payments for life; for life with either a minimum number of payments or a determinable sum assured; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

ANNUITY UNIT -- an accounting unit of measure used to calculate the dollar amount of Annuity Payments.

BOARD OF MANAGERS -- the persons directing the investment and administration of a Managed Separate Account.

CASH SURRENDER VALUE -- the amount payable to the Owner or other payee upon termination of the contract during the lifetime of the Annuitant.

CASH VALUE -- the current value of Accumulation Units credited to the contract less any administrative charges.

CERTIFICATE -- the document issued to a Participant evidencing his or her participation under the Group Contract.

CERTIFICATE DATE -- the effective date of participation under the group annuity contract as designated in the Certificate.

CERTIFICATE YEARS -- annual periods computed from the Certificate Date.

COMPANY -- The Travelers Insurance Company.

COMPANY'S HOME OFFICE -- the principal executive offices of the Company, located at One Tower Square, Hartford, Connecticut, 06183.

CONTRACT -- the Variable Annuity contract described in this prospectus. A group contract ("Group Contract") or an individual contract ("Individual Contract") may be issued.

CONTRACT DATE -- the date on which the master Group Contract or Individual Contract and its benefits and provisions become effective.

CONTRACT YEARS -- annual periods computed from the Contract Date.

CONTRACT OWNER (OWNER) -- for a Group Contract, the entity to which the master group contract is issued, usually a trustee, Plan administrator or employer. For an Individual Contract, the person to whom the Contract is issued.

CONTRACT OWNER'S ACCOUNT (OWNER'S ACCOUNT) -- the record of Accumulation Units credited to the Contract Owner.

INCOME PAYMENTS -- optional forms of periodic payments made by the Company which are not based on the life of the Annuitant.

INDIVIDUAL ACCOUNT -- the record of Accumulation Units credited to a Participant or beneficiary.

INVESTMENT ALTERNATIVE -- a Managed Separate Account or available Underlying Fund to which assets under a Variable Annuity contract may be allocated.

MAJORITY VOTE -- a "majority vote of the outstanding voting securities" is defined in the Investment Company Act of 1940, as amended ("1940 Act") as the lesser of (i) 67% or more of the votes present at a meeting, if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Separate Account are present or represented by proxy, or (ii) more than 50% of the total voting power of all Contract Owners in the Separate Account.

MANAGED SEPARATE ACCOUNTS -- Accounts GIS, QB, MM, TGIS, TSB, TAS and TB, registered with the SEC under the 1940 Act to which payments under this Contract may be allocated.

MARKET TIMING SERVICES -- third party investment advisory services provided for an extra fee to Participants in Account TGIS, Account TSB, Account TAS and Account TB.

MATURITY DATE -- the date on which the first Annuity Payment is to begin.

PARTICIPANT -- an eligible person who participates in the Plan.

PARTICIPANT'S INTEREST -- the Cash Value which is credited for the benefit of a Participant under the Plan.

PLAN -- the Plan under which the Contract is issued.

PURCHASE PAYMENT -- a gross amount paid to the Company under the Contract during the accumulation period.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company; for example, The Travelers Fund U for Variable Annuities or The Travelers Growth and Income Stock Account for Variable Annuities.

UNDERLYING FUND(S) -- the investment option(s) available under The Travelers Fund U for Variable Annuities to which payments under the Contract may be allocated. (The portion of the Contract or Account allocated to the Underlying Fund is referred to in the Contract as "Sub-Accounts.")

VALUATION DATE -- a day on which an account is valued. A valuation date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

VARIABLE ANNUITY -- an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

                                   FEE TABLE
--------------------------------------------------------------------------------
                  ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB
                        FUND U AND ITS UNDERLYING FUNDS


The purpose of this Fee Table is to help individuals understand the various costs and expenses that a Contract Owner or a Participant will bear, directly or indirectly, under the Contract. The information, except as noted, reflects expenses of the Managed Separate Accounts as well as Fund U and its Underlying Funds for the fiscal year ending December 31, 1996. For additional information, including possible waivers or reductions of these expenses, see "Charges and Deductions." Expenses shown do not include premium taxes, which may be applicable.


CONTRACT CHARGES AND EXPENSES


     CONTINGENT DEFERRED SALES CHARGE (as a percentage of purchase payments)
        If withdrawn within 5 years after the purchase payment is made..............    5.00%
        If withdrawn 5 or more years after the purchase payment is made.............       0%
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE......................................      $15
ANNUAL SEPARATE ACCOUNT EXPENSES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of average net assets of
        Managed Separate Accounts and Fund U).......................................    1.25%
INVESTMENT ALTERNATIVE EXPENSES:
(as a percentage of average net assets of amounts allocated to the Investment
  Alternative)



                                                                              MARKET
                                                            MANAGEMENT        TIMING          ANNUAL
                  MANAGED SEPARATE ACCOUNTS                    FEE            FEE(1)        EXPENSES(2)
    --------------------------------------------------------------------------------------------------
    Travelers Growth and Income Stock (Account GIS)......      0.45%             --            0.45%
    Travelers Quality Bond Account (Account QB)..........      0.32%             --            0.32%
    Travelers Money Market Account (Account MM)..........      0.32%             --            0.32%
    Travelers Timed Growth and Income Stock Account
      (Account TGIS).....................................      0.32%           1.25%           1.57%
    Travelers Timed Short-Term Bond Account (Account
      TSB)...............................................      0.32%           1.25%           1.57%
    Travelers Timed Aggressive Stock Account (Account
      TAS)...............................................      0.35%           1.25%           1.58%
    Travelers Timed Bond Account (Account TB)............      0.50%           1.25%           1.75%



                                                                              OTHER           TOTAL
                                                                             EXPENSES       UNDERLYING
                                                            MANAGEMENT        (AFTER           FUND
                      UNDERLYING FUNDS                         FEE        REIMBURSEMENT)     EXPENSES
    --------------------------------------------------------------------------------------------------
    Capital Appreciation Fund............................      0.75%               %               %
    High Yield Bond Trust................................      0.50%               %(3)            %
    Managed Assets Trust.................................      0.50%               %               %
    U.S. Government Securities Portfolio.................      0.32%               %               %
    Social Awareness Stock Portfolio.....................      0.65%               %(3)            %
    Utilities Portfolio..................................      0.65%               %(3)            %
    Templeton Bond Fund..................................      0.50%               %               %
    Templeton Stock Fund.................................          %               %               %
    Templeton Asset Allocation Fund......................          %               %               %
    Fidelity's High Income Portfolio.....................      0.60%               %(4)            %
    Fidelity's Equity-Income Portfolio...................      0.51%               %(4)            %
    Fidelity's Growth Portfolio..........................      0.61%               %(4)            %
    Fidelity's Asset Manager Portfolio...................      0.71%               %(4)            %
    Dreyfus Stock Index Fund.............................      0.25%               %(5)            %
    American Odyssey International Equity Fund...........      0.68   %                 %(6)           %
    American Odyssey Emerging Opportunities Fund.........      0.63   %                 %(6)           %
    American Odyssey Core Equity Fund....................      0.59%               %(6)            %
    American Odyssey Long-Term Bond Fund.................      0.50%               %(6)            %
    American Odyssey Intermediate-Term Bond Fund.........      0.50%               %(6)            %
    American Odyssey Short-Term Bond Fund................      0.50%               %(6)            %

                                                                              OTHER           TOTAL
                                                                             EXPENSES       UNDERLYING
                                                            MANAGEMENT        (AFTER           FUND
                      UNDERLYING FUNDS                         FEE        REIMBURSEMENT)     EXPENSES
    --------------------------------------------------------------------------------------------------
    Smith Barney Income and Growth Portfolio.............      0.65   %                 %(7)           %
    Alliance Growth Portfolio............................      0.80   %                 %(7)           %
    Smith Barney International Equity Portfolio..........      0.90   %                 %(8)           %
    Putnam Diversified Income Portfolio..................      0.75   %                 %(7)           %
    Smith Barney High Income Portfolio...................      0.60   %                 %(7)           %
    MFS Total Return Portfolio...........................      0.80   %                 %(7)           %
    G.T. Global Strategic Income Portfolio...............      0.80   %                 %(8)           %


(1) Contract Owners may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.

(2) This figure does not include the mortality and expense risk fee.


(3) Other Expenses take into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse each Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 1.25%. Without such arrangement, Other Expenses would have been
        %,     % and     % for High Yield Bond Trust, Social Awareness Stock
    Portfolio, and Utilities Portfolio, respectively.



(4) No reimbursement arrangement affected the Equity-Income Portfolio and the Growth Portfolio. A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, Total Underlying Fund
    Expenses would have been: High Income Portfolio,     % (there were brokerage
    commissions paid, but it did not affect the ratio) and Asset Manager
    Portfolio,     %.



(5) The administrator and investment adviser have agreed to reimburse the Fund for expenses in excess of 0.40%. The Management Fee and Other Expenses
    before reimbursement were     % and     %, respectively. The Management Fee
    prior to November 13, 1995 was .15%. On that date, a new Management Agreement became effective with a Management Fee of 0.245%.



(6) Total Underlying Fund Expenses do not take into account the expense limitations agreed to by the Manager. The Manager anticipates that as of May 1996, it will no longer waive the fees or reimburse the expenses for the International Equity Fund, the Emerging Opportunities Fund, the Core Equity Fund, the Long-Term Bond Fund, and the Intermediate-Term Bond Fund. Total Underlying Fund Expenses, which reflect the repayment to the Manager of prior fees waived and expenses reimbursed, were 1.08%, 0.77%, 0.70%, 0.70%, and 0.75% respectively.


 The Manager has agreed to continue, at least until May 1, 1997, to waive fees or reimburse expenses to the extent the Short-Term Bond Fund's total expense ratio exceeds 0.75%. Thereafter, the Fund is required to reimburse the Manager for any fees waived or expenses it reimbursed provided that this reimbursement by the Fund does not cause the total expense ratio to exceed the expense limitations above. Without these expense limitations and/or Manager reimbursements, Other Expenses of the Short-Term Bond Fund would have been 0.26%.


(7) Total Underlying Fund Expenses are as of October 31, 1996, (the Fund's fiscal year end) taking into account the current expense limitations agreed to by the Manager. The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. If such fees were not waived and expenses were not reimbursed, Total Underlying Fund Expenses would have
    been as follows: Smith Barney Income and Growth,     %; Alliance Growth
    Portfolio,     %; Putnam Diversified Income Portfolio, 1.31%; Smith Barney
    High Income Portfolio,     %; and MFS Total Return Portfolio,     %.



(8) During the fiscal year ended October 31, 1996, the Smith Barney International Equity Portfolio earned credits from the Custodian which reduced the service fees incurred. When these credits are taken into consideration, Total Underlying Fund Expenses for these Portfolios are
        %.


EXAMPLE*
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


     (a) If the Contract is surrendered at the end of the period shown



     (b) If the Contract is not surrendered at the end of the period shown or if it is annuitized



------------------------------------------------------------------------------------------------------------
                                                                             ONE     THREE    FIVE      TEN
                                                                             YEAR    YEARS    YEARS    YEARS
------------------------------------------------------------------------------------------------------------
Managed Separate Accounts:
  Account GIS.............................................................   $       $        $        $
  Account QB..............................................................
  Account MM..............................................................
  Account TGIS............................................................
  Account TSB.............................................................
  Account TAS.............................................................
  Account TB..............................................................

------------------------------------------------------------------------------------------------------------
                                                                                     THREE    FIVE      TEN
                                                                             ONE     YEARS    YEARS    YEARS
                                                                             YEAR
------------------------------------------------------------------------------------------------------------
Underlying Funding Options:
  Capital Appreciation Fund...............................................   $       $        $        $
  High Yield Bond Trust...................................................
  Managed Assets Trust....................................................
  U.S. Government Securities Portfolio....................................
  Social Awareness Stock Portfolio........................................
  Utilities Portfolio.....................................................
  Templeton Bond Fund.....................................................
  Templeton Stock Fund....................................................
  Templeton Asset Allocation Fund.........................................
  Fidelity's High Income Portfolio........................................
  Fidelity's Equity-Income Portfolio......................................
  Fidelity's Growth Portfolio.............................................
  Fidelity's Asset Manager Portfolio......................................
  Dreyfus Stock Index Fund................................................
  American Odyssey Funds(1):
    International Equity Fund.............................................
    Emerging Opportunities Fund...........................................
    Core Equity Fund......................................................
    Long-Term Bond Fund...................................................
    Intermediate-Term Bond Fund...........................................
    Short-Term Bond Fund..................................................
  American Odyssey Funds(2):
    International Equity Fund.............................................
    Emerging Opportunities Fund...........................................
    Core Equity Fund......................................................
    Long-Term Bond Fund...................................................
    Intermediate-Term Bond Fund...........................................
    Short-Term Bond Fund..................................................
  Smith Barney Income and Growth Portfolio................................
  Alliance Growth Portfolio...............................................
  Smith Barney International Equity Portfolio.............................
  Putnam Diversified Income Portfolio.....................................
  Smith Barney High Income Portfolio......................................
  MFS Total Return Portfolio..............................................
  G.T. Global Strategic Income Portfolio..................................



* The Example reflects the $15 Semiannual Contract Fee as an annual charge of .167% of assets.


(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


The Contract is a variable annuity designed to help Contract Owners and Participants accumulate money for retirement. The following brief description of the key features of the Contract is subject to the specific terms of the Contract itself.


PURCHASE PAYMENTS

Purchase Payments under tax-qualified retirement plans (except IRAs), that is, tax-sheltered annuities (i.e., 403(b)), corporate pension and profit-sharing, governmental and deferred compensation plans for governmental and tax-exempt organization employees, may be made under the Contract in amounts of $20 or more per Participant, subject to the terms of the Plan. The initial minimum Purchase Payment for IRAs is $1,000; for nonqualified Contracts, the initial minimum Purchase Payment is $1,000 and $100 thereafter. The initial Purchase Payment is due and payable before the Contract becomes effective.


Purchase Payments accumulate under the Contract until the Annuity Commencement Date. The Company will automatically begin paying Annuity Payments to the Owner or Participant, as provided in the Plan, on the Participant's Annuity Commencement Date, if the Participant is then living. (See "Annuity
Options -- Automatic Option.") The Owner or the Participant, as provided in the Plan, may choose instead a number of alternative arrangements for benefit payments. Under a Group Contract, if the Participant dies before a payout begins, the Company will pay to the Owner or beneficiary, as provided in the Plan, the Participant's Interest. The Participant's Interest will be considered the Cash Value of that Participant's Individual Account unless the Company is otherwise instructed by the Owner. Under an Individual Contract, if the Owner dies before a payout begins, the amount due will be paid to the beneficiary.


APPLICATION OF PURCHASE PAYMENTS

Each Purchase Payment will be applied to the Contract to provide Accumulation Units of the Investment Alternatives, as selected by the Contract Owner. Such Accumulation Units will be credited to an Owner's Account or Individual Account, as directed or as provided in the Plan. If the Contract application is in good order, the Company will apply the initial Purchase Payment within two business days of receipt of the Purchase Payment at the Company's Home Office. If the application is not in good order, the Company will attempt to secure the missing information within five business days. If the application is not complete at the end of this period, the Company will inform the applicant of the reason for the delay. The Purchase Payment will be returned immediately unless the applicant specifically consents to the Company keeping the Purchase Payment until the application is complete. Once it is complete, the Purchase Payment will be applied within two business days.

NUMBER OF ACCUMULATION UNITS

The number of Accumulation Units to be credited will be determined by dividing the Purchase Payment applied to the designated Investment Alternative by the current Accumulation Unit Value of that Investment Alternative.

The Accumulation Unit Value for each Investment Alternative was established at $1.00 at inception. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is described in the SAI. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date. The value of an Accumulation Unit may increase or decrease.

THE VARIABLE INVESTMENT ALTERNATIVES

FUND U


Fund U currently invests in the following Underlying Funds. Each Underlying Fund has risks associated with it. Please read the accompanying prospectus for each carefully. Underlying Funds may be added or withdrawn as permitted by applicable law. Additionally, some of the Underlying Funds may not be available in every state due to various insurance regulations.



MANAGED SEPARATE ACCOUNTS:



For each Managed Separate Account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the
Accounts, as defined by the 1940 Act. See page   for more information regarding
the investment objectives and policies and risk factors of these options.



Certain investment options are available through a market timing program, for which there is a fee. Certain risks may apply to those who allocate funds to these options outside of the market timing program. See "Market Timing Services Fees" for more information.


TRANSFERS

Before Annuity or Income Payments begin, the Owner or Participant, if permitted, may transfer all or part of the Contract Value among available Investment Alternatives without fee, penalty or charge. There are currently no restrictions on frequency of transfers, but the Company reserves the right to limit transfers to one in any six-month period. Such restrictions do not apply to transfers by third party market timing services among timed Investment Alternatives.


Since the available Investment Alternatives have different investment advisory fees, a transfer from one Investment Alternative to another could result in higher or lower investment advisory fees. (See "Investment Advisory Fees.")


DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

By written request, the Owner or Participant, if permitted, may elect automated transfers of Contract Values on a monthly or quarterly basis from specific Investment Alternatives to other Investment Alternatives. Certain minimums may apply to enroll in the program. He or she may stop or change participation in the Dollar Cost Averaging program at any time, provided the Company receives at least 30 days' written notice.

Automated transfers are subject to all Contract provisions, including those relating to the transfer of money between Investment Alternatives. Certain minimums may apply to amounts transferred.


ASSET ALLOCATION ADVICE


Some Contract Owners or Participants, if permitted, may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHART(SM) Program, which is fully described in a separate Disclosure Statement. Under the CHART Program, Purchase Payments and Cash Values are allocated among the six American Odyssey Funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. This fee is currently reduced by 0.25%, the amount of the fee paid to the investment manager of American Odyssey Funds, and it is further reduced for assets over $25,000. Another reduction is made for Participants in Plans subject to ERISA with respect to amounts allocated to the American Odyssey Intermediate-Term Bond Fund because that Fund has as its subadviser an affiliate of Copeland. A $30 initial fee is also charged. The CHART Program fee will be paid by quarterly withdrawals from the Cash Values allocated to the American Odyssey Funds. The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which the Universal Annuity Contract is sold.

TELEPHONE TRANSFERS

A Contract Owner may place a transfer request via telephone. The telephone transfer privilege is available automatically; no special election is necessary for a Contract Owner to have this privilege. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:00 a.m. and 4:00 p.m., Eastern time, at 1-800-842-8573. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and will promptly notify the caller.

The Company will make a reasonable effort to record each telephone transfer conversation, but in the event that no recording is effective or available, the Contract Owner will remain liable for each telephone transfer effected. Additionally, the Company is not liable for acting upon instructions believed to be genuine and in accordance with the procedures described above. As a result of this policy, the Contract Owner may bear the risk of loss in the event that the Company follows instructions that prove to be fraudulent.

MARKET TIMING SERVICES

Accounts TGIS, TSB, TAS and TB ("Market Timed Accounts") are Investment Alternatives available to individuals who have entered into market timing services agreements ("market timing agreements") with registered investment advisers who provide market timing services ("registered investment advisers"). Such agreements permit the registered investment advisers to act on behalf of the Contract Owner or Participant by transferring all or a portion of the Contract Owner's units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

A Contract Owner or Participant, if permitted, may transfer account values from any of the Market Timed Accounts to any of the other Investment Alternatives available under the Contract. However, if an individual in a Market Timed Account transfers all current account values and directs all future allocations to a non-timed investment alternative, the market timing agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on behalf of that individual. Partial withdrawals from the Market Timed Accounts do not affect the market timing agreements.

Copeland, a registered investment adviser and an affiliate of the Company, provides market timing services for a fee equivalent to 1.25% of the current value of the assets subject to timing. Copeland also charges a $30 market timing application fee. If a person who has terminated his or her market timing agreement wishes to reenter a market timing agreement, the market timing fees will be reassessed, and a new $30 application fee will be charged by Copeland.

The market timing fee is deducted from the assets of the Market Timed Accounts pursuant to a payment method for which the Company, Accounts TGIS, TSB, TAS and TB, Tower Square Securities, Inc., the principal underwriter of the Contracts, and Copeland obtained an exemptive order from the SEC on February 7, 1990 ("asset charge payment method"). Pursuant to the asset charge payment method, the market timing agreements are between the Contract Owner or Participant, as applicable and Copeland; however, the Company is a signatory to the agreements and is solely responsible for payment of the fee to Copeland. On each Valuation Date, the Company deducts the amount necessary to pay the fee from each of the Market Timed Accounts and, in turn, pays that amount to Copeland. This is the sole payment method available to those who enter into market timing agreements. Individuals in the Market Timed Accounts may use the services of unaffiliated market timing investment advisers if such advisers are acceptable to the

Company, and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

Distribution and Management Agreements between each of the Market Timed Accounts and the Company authorize the Company to deduct the market timing fees in accordance with the asset charge payment method. Contract Owners are asked to approve annually the terms of the Distribution and Management Agreement in order to continue the asset charge payment method. Because the market timing services are provided pursuant to individual agreements between Contract Owners or Participants and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role with respect to these services or the fees charged therefor.

Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See "Federal Tax Considerations," page 43.)

MARKET TIMING RISKS

Those who allocate amounts to the Market Timed Accounts without a market timing agreement do so at their own risk and may bear a disproportionate amount of the expenses associated with Separate Account portfolio turnover. In addition, since the market timing fee is deducted by the Company as an asset charge from the Market Timed Accounts, those who allocate amounts to these Accounts without a market timing agreement will nevertheless have the fees deducted on a daily basis. Although the Company intends to identify such non-timed Contract Owners or Participants and to restore to the non-timed Contract Owner's account, no less frequently than monthly, an amount equal to the deductions for the market timing fees, this restored amount will not reflect any investment experience that would have been attributable to such deductions.

Those who elect to participate in a market timing agreement may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide market timing services; and (4) higher account expenses for depleting and, then, starting up the account. Actions by the registered investment advisers which provide market timing services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if there is more than one market timing strategy utilizing a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one market timing strategy, and those funds are transferred either into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a disproportionate amount of the expense for the transfer.

SURRENDERS AND REDEMPTIONS

Under a Group Contract, before a Participant's Annuity Commencement Date, the Company will pay all or any portion of that Participant's Interest to the Owner or Participant, as provided in the Plan. Under an Individual Contract, the Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Annuity Commencement Date. The Owner or Participant must submit a written surrender request. Surrenders will be made pro rata from all the investment options unless he or she specifies the Investment Alternative(s) from which surrender is to be made. The Cash Surrender Value will be determined as of the Valuation Date next following receipt of the Owner's surrender request at the Company's Home Office. A Group Contract Owners' Account may be surrendered for cash as provided in the Plan without the consent of any Participant.

The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in good order. The Cash Surrender Value of an Owner's

Account or Individual Account on any date will be equal to the Cash Value of the applicable Contract or Account less any applicable Contingent Deferred Sales Charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or Account at the time of surrender.

For those participating in the Texas Optional Retirement Program, a withdrawal is available only upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

For Participants in Section 403(b) tax deferred annuity plans, a withdrawal may not be made from certain salary reduction amounts taken prior to reaching age 59 1/2, or due to separation from service, death, disability or hardship. (See "Section 403(b) Plans and Arrangements," page 43.)

SYSTEMATIC WITHDRAWALS

Each Contract Year, Contract Owners or Participants, as applicable, may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.

DEATH BENEFIT

The following Death Benefit applies to all Contracts, except for unallocated Group Contracts for which there is no death benefit:

If the Participant or, for an Individual Contract, the Annuitant dies on or after age 75 and before Annuity or Income Payments begin, the Company will pay to the beneficiary the Participant's Interest or Cash Value, for individual Contracts, as of the date it receives at its Home Office proof of death, less any premium tax incurred. If the Participant or Annuitant dies before age 75 and before Annuity or Income Payments begin, after receipt of due proof of death, the Company will pay the greatest of (1), (2) or (3) below:

     1. the Participant's Interest or, for an Individual Contract, the Cash Value, less any premium tax incurred or outstanding cash loans;

     2. the total Purchase Payments allocated for that Participant or Contract Owner, less any prior surrenders or cash loans; or

     3. the Participant's Interest or, for an Individual Contract, the Cash Value, on the fifth Certificate or Contract Year immediately preceding the date of receipt of due proof of death by the Company, less any applicable premium tax, outstanding cash loans or surrenders made since such fifth year anniversary.

In some jurisdictions, until state approval is received, the applicable age at which the death benefit formula will reduce will be age 65 rather than age 75.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

No sales charges are deducted at the time a Purchase Payment is applied under the Contract. A Contingent Deferred Sales Charge of 5% will be assessed if an amount is surrendered (withdrawn) within five years of its payment date. (For this calculation, the five years will be measured from the first day of the calendar month of the payment date.)

In the case of a partial surrender, payments made first will be considered to be surrendered first ("first in, first out"). In no event may the Contingent Deferred Sales Charge exceed 5% of premiums paid in the five years immediately preceding the surrender date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the Contingent Deferred Sales Charge will be deducted from the amount requested.

The Contingent Deferred Sales Charge will be waived if:

- an annuity payout is begun;

- an income option of at least three years' duration (without right of withdrawal) is begun after the first Contract Year;

- the Participant under a Group Contract or Annuitant under an Individual Contract dies;

- the Participant under a Group Contract or Annuitant under an Individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

- the Participant under a Group Contract, or Annuitant under an Individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or Participant, as provided in the Plan;

- the Participant under a Group Contract, or Annuitant under an Individual Contract, under an IRA plan reaches age 70 1/2, provided the Certificate has been in effect five years or more;

- the Participant under a Group Contract, or Annuitant under an Individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the Certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the Contingent Deferred Sales Charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);

- the Participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules;

- for Group Contracts, the Participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The Contingent Deferred Sales Charge will also be waived for such a Plan at the termination date specified in the Contract; or

- for Group Contracts, the Participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

There is a 10% free withdrawal allowance available for partial withdrawals taken during any Certificate Year or Contract Year, as applicable after the first. Such withdrawals will be free of charge until the free withdrawal amount is exceeded. Participants under IRA plans with Certificates or Contracts, as applicable, issued prior to May 1, 1994, are entitled to a 20% free withdrawal allowance after the first Certificate or Contract Year. Free withdrawals from IRA plans are only available after the Participant has attained age 59 1/2. The free withdrawal amount that is available will be calculated as of the Contract Anniversary Date immediately preceding the surrender date. The free withdrawal allowance does not apply to full surrenders. For 403(b) plan Participants, partial and full withdrawals (surrenders) may be subject to restrictions. (See "Section 403(b) Plans and Arrangements," page 43.)

The Company expects the Contingent Deferred Sales Charge under the Contracts will be insufficient to cover distribution expenses. The difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charges assessed under the Contract.

PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0% depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

ADMINISTRATIVE CHARGE

On all Contracts there will be a semiannual administrative charge of $15 for each Participant or Owner for which an account is maintained. The administrative charge will be deducted from the account in June and December of each year. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. This charge will not be assessed after an annuity payout has begun. The administrative charge will be deducted from the Contract Value by canceling Accumulation Units in each investment alternative on a pro rata basis. The administrative charge will offset the actual expenses of the Company in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force.

MORTALITY AND EXPENSE RISK CHARGE

There is an insurance charge against the assets of each Separate Account to cover the mortality and expense risks associated with guarantees which the Company provides under these Variable Annuity Contracts. This charge, on an annual basis, is 1.25% of the Separate Account value and is deducted on each Valuation Date at the rate of 0.003425% for each day in the Valuation Period.


The mortality risk charge compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for the guaranteeing to provide the death benefit if the Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.



REDUCTION OR ELIMINATION OF CONTRACT CHARGES


The amount of the Contingent Deferred Sales Charge, mortality and expense risk charge, and the administrative charge assessed under the Contract may be reduced or eliminated when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings or reduction of sales expenses. The entitlement to such a reduction in the Contingent Deferred Sales Charges, mortality and expense risk charge or the administrative charge will be based on the following: (1) the size and type of group to which sales are to be made (the sales expenses for a larger group are generally less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts); (2) the total amount of Purchase Payments to be received (per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones); and (3) any prior or existing relationship with the Company (per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts).

There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the Contingent Deferred Sales Charge, mortality and expense risk charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

INVESTMENT ADVISORY FEES

The Travelers Investment Management Company ("TIMCO") furnishes investment management and advisory services to Accounts GIS, TGIS, TSB and TAS according to the terms of written agreements between TIMCO and each Managed Separate Account. The fees are as follows:

                       ACCOUNT                         ANNUAL MANAGEMENT FEE
        -------------------------------------   ------------------------------------
        Account TAS..........................   0.35% of average daily net assets
        Account GIS..........................   0.45% of average daily net assets
        Account TGIS.........................   0.3233% of average daily net assets
        Account TSB..........................   0.3233% of average daily net assets

Travelers Asset Management International Corporation ("TAMIC") furnishes investment management and advisory services to Accounts QB, MM and TB according to the terms of written agreements between TAMIC and each Account. The fees are as follows:


                       ACCOUNT                         ANNUAL MANAGEMENT FEE
        -------------------------------------   ------------------------------------
        Account TB...........................   0.50% of the first $50,000,000, plus
                                                0.40% of the next $100,000,000, plus
                                                0.30% of the next $100,000,000, plus
                                                0.25% of amounts over $250,000,000
                                                  (of Account TB's aggregate net
                                                  asset value)
        Account QB...........................   0.3233% of average daily net assets
        Account MM...........................   0.3233% of average daily net assets


For information on the Investment Advisory Fees of Fund U's underlying funds refer to the Fee Table and to the prospectuses for those funds.

MARKET TIMING SERVICES FEES


In connection with the market timing services provided to Participants in Accounts TGIS, TSB, TAS and TB, Copeland receives a fee equivalent on an annual basis to 1.25% of the current value of the assets subject to timing. The Company deducts this fee daily from the assets of the Market Timed Accounts. Copeland also charges a $30 market timing application fee. Participants may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account. (See "Market Timing Services.")


THE ANNUITY PERIOD

MATURITY DATE


Under a Group Contract, Annuity Payments for a particular Participant will ordinarily begin on that Participant's Annuity Commencement Date as stated in that Participant's Certificate. For Individual Contracts, it is the date stated in the Contract. However, a later Annuity Commencement Date may be elected. The Annuity Commencement Date must be before the individual's 70th birthday, unless the Company consents to a later date. Federal income tax law requires that certain minimum distribution payments be taken from pension, profit-sharing,
Section 403(b), Section 457 and IRA plans after the individual reaches the age of 70 1/2. A number of payout options are available (see "Payout Options"). No Contingent Deferred Sales Charge will be assessed if an Annuity Option is elected, or an Income Option of at least three years' duration (without right of withdrawal) is elected after the first Certificate or Contract Year. Federal income tax law also requires that certain minimum distribution payments be taken upon the death of the Contract Owner of a nonqualified annuity contract and upon the death of the Annuitant of a pension, profit-sharing, Section 403(b), Section 457, or IRA plan.

ALLOCATION OF ANNUITY PAYMENTS

When Annuity Payments begin, the accumulated value in each Investment Alternative will be applied to provide an Annuity with the amount of Annuity Payments varying with the investment experience of that same Investment Alternative. If the Owner or Participant, as provided in the Plan, wishes to have Annuity Payments which vary with the investment experience of a different Investment Alternative, transfers among accounts must be made at least 30 days before the date Annuity Payments begin. If the Owner or Participant wishes to have a fixed dollar annuity whose payments do not vary, the Company will exchange that Participant's Interest for a different contract or provide such other settlement agreements as are appropriate to effect the payment of such an Annuity.

Variable payout is not available for Contracts issued in the states of New Jersey and Florida. Once Annuity Payments begin, these Contract Owners or Participants, as provided in the Plan will automatically receive a fixed dollar annuity whose payments do not vary with the investment experience of an Investment Alternative.

ANNUITY UNIT VALUE

The dollar value of an Annuity Unit for each Investment Alternative was established at $1.00 at inception. The value of an Annuity Unit as of any Valuation Date is determined 14 days in advance in order to allow adequate time for the required calculations and the mailing of annuity checks in advance of their due dates. (If the date 14 days in advance is not a Valuation Date, the calculation is made on the next following Valuation Date, which would generally be 13 or 12 days in advance.)

Specifically, the Annuity Unit Value for an Investment Alternative as of a Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by (b) the net investment factor for the Valuation Period ending on or next following 14 days prior to the current Valuation Date, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.5% for a Valuation Period of one day is
1.0000942 and, for a period of two days, is 1.0000942 x 1.0000942.)

The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Investment Alternative by the Investment Alternative's Annuity Unit Value as of the due date of the first Annuity Payment. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT

The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect an Annuity will be the Cash Value of the Contract as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the Annuity Option elected (see "Annuity Options -- Automatic Option," page 33) and the adjusted age of the Participant. A formula for determining the adjusted age is contained in the Contract. The tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an assumed annual net investment rate of 3.5%. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require proof of age before Annuity Payments begin.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Investment Alternatives. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to the Contract in each Investment Alternative by the corresponding Annuity Unit Value as of the date on which payment is due. The interest rate assumed in the annuity tables would produce a level Annuity Unit Value and, therefore, level Annuity Payments if the net investment rate remained constant at the assumed rate. In fact, payments will vary up or down as the net investment rate varies up or down from the assumed rate, and there can be no assurance that a net investment rate will be as high as the assumed rate.

PAYOUT OPTIONS

ELECTION OF OPTIONS

On the Annuity Commencement Date, or other agreed-upon date, the Company will pay an amount payable under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an Annuity Option or an Income Option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Group Contract Participant, or the Annuitant under an Individual Contract, must be made by the Participant, as provided in the Plan or the Contract Owner, as applicable. The terms of options elected may be restricted to meet the contract qualification requirements of Section 401(a)(9) of the Internal Revenue Code. If, at the death of a Participant, or Annuitant under an Individual Contract, there is no election in effect for that Participant or Annuitant, the beneficiary may elect an Annuity Option or Income Option in lieu of the Death Benefit. The minimum amount that can be placed under an Annuity Option or Income Option, as described below, is $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $20, the Company reserves the right to make payments at less frequent intervals. Annuity Options and Income Options may be elected on a monthly, quarterly, semiannual or annual basis.

ANNUITY OPTIONS

AUTOMATIC OPTION -- Unless the Company is directed otherwise by the Owner, if the Participant is living and has a spouse and no election has been made, the Company will, on that Participant's Annuity Commencement Date, pay to the Participant the first of a series of Annuity Payments based on the life of the Participant as the primary payee and the Participant's spouse in accordance with Option 5 below.

Unless the Plan provides otherwise, if the Participant is living and no election has been made and the Participant has no spouse, the Company will, on the Annuity Commencement Date, pay to the Participant the first of a series of Annuity Payments based on the life of the Participant, in accordance with Option 2 with 120 monthly payments assured.

OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, THERE IS NO ASSURANCE OF A MINIMUM NUMBER OF PAYMENTS, NOR IS THERE A PROVISION FOR A DEATH BENEFIT FOR BENEFICIARIES.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly Annuity Payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. THERE IS NO ASSURANCE OF A MINIMUM NUMBER OF PAYMENTS, NOR IS THERE A PROVISION FOR A DEATH BENEFIT UPON THE SURVIVOR'S DEATH.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the Cash Value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining Cash Value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the Cash Value under this option over the amount applied under this option. No payment will be made if the Cash Value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be Annuity Payments and are taxable in full as ordinary income. (See "Federal Tax Considerations," page 43.) This option will generally be inappropriate under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

The Cash Value used to determine the amount of any Income Payment will be calculated as of 14 days before the date an Income Payment is due and will be determined on the same basis as the Cash Value of the Contract, including the deduction for mortality and expense risks.

Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, except with respect to lifetime payments of investment income under Income Option 3, payments are unrelated to the actual life span of any person. Thus, the Participant may outlive the payment period.

While Income Options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining Cash Value to provide an Annuity at the guaranteed rates even though Income Payments have been received under an Income Option. Before an Owner or Participant makes any Income Option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------

TERMINATION OF CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an Owner or a Participant terminates an Account, in whole or in part, while the contract remains in effect; and the value of the terminated Account is to be either paid in cash to you or to a Participant; or transferred to any other funding vehicle, the Company will pay or transfer the Cash Surrender Value of the terminated Account.

If this Contract is terminated, whether or not the Plan is terminated; and the Owner or the Participant, as provided in the Plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a Participant's Interest either as instructed by the Owner or the Participant, or under one of the options described under "Options in the Event of Termination of a Participant."

TERMINATION BY PARTICIPANT -- If a Participant terminates an Individual Account, in whole or in part, while the contract remains in effect; and the value of the terminated Individual Account is to be either paid in cash to the Participant, or transferred to any other funding vehicle, the Company will pay or transfer the Cash Surrender Value of the terminated Account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the Cash Value in a Participant's Individual Account is less than the Termination Amount stated in the Contract, and no premium has been applied to the Account for at least three years, the Company reserves the right to terminate that Account, and to move the Cash Value of that Participant's Individual Account to the Owner's Account.

If the Plan does not allow for this movement to the Owner's Account, the Cash Value, less any applicable premium tax not previously deducted, will be paid to that Participant or to the Owner, as provided in the Plan.

We reserve the right to terminate this Contract on any Valuation Date if:

     1. there is no Cash Value in any Participant's Individual Account, and

     2. the Cash Value of the Owner's Account, if any, is less than $500, and

     3. premium has not been paid for at least three years.

If this Contract is terminated, the Cash Value of the Owner's Account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after the Company has mailed notice of termination to the Group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before the Annuity Commencement Date of a Participant, that Participant terminates participation in the Plan, the

Owner or that Participant, as provided in the Plan, with respect to that Participant's Interest may elect:

     1. If that Participant is at least 50 years of age, to have that Participant's Interest applied to provide an Annuity Option or an Income Option.

     2. If the Contract is continued, to have that Participant's Interest applied to continue as a paid-up deferred annuity for that Participant, (i.e., the Cash Value remains in the Contract and the annuity becomes payable under the same terms and conditions as the Annuity that would have otherwise been payable at the Annuity Commencement Date).

     3. To have the Owner or that Participant, as provided in the Plan, receive that Participant's Interest in cash.

     4. If that Participant becomes a Participant under another group contract of this same type which is in effect with us, to transfer that Participant's Interest to that group contract.

     5. To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any Cash Value to which a terminating Participant is not entitled under the Plan, will be moved to the Owner's Account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a Participant's Interest will continue as a paid-up deferred annuity in accordance with option 2. above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the Owner or to that Participant, as provided in the Plan.

ANNUITY PAYMENTS -- Termination of this Contract or the Plan will not affect payments being made under any Annuity Option which began before the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a Group Contract, the Owner may, as provided for in the Plan, distribute the Cash Value from the Owner's Account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.

The Owner may, as required by and provided for in the Plan, move the Cash Value from any or all Individual Accounts to the Owner's Account without a charge.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report which will show the number of Accumulation Units credited to the Contract in each Investment Alternative and the corresponding Accumulation Unit Value as of the date of the report. The Company will keep all records required under federal or state laws.

RIGHT TO RETURN

For Group Contracts issued in the state of New York, during the 20 days following the Participant's receipt of a Certificate, the Participant may return the Certificate to the Company, by mail or in person, if for any reason the Participant has changed his or her mind. Upon return of the Certificate, the Company will refund to the Owner the sum of all Purchase Payments made under the Contract, and will make the Separate Accounts whole if the accumulation value has declined.

For all Individual Contracts, the Contract may be returned for a full refund of the Contract's Cash Value (including charges) within ten days after the delivery of the Contract to the Contract Owner, unless state law requires a longer period. The Contract Owner bears the investment risk during the free-look period; therefore, the Cash Value returned may be greater or less than the Purchase Payment made under the Contract. However, if applicable state law so requires, or if the

Contract was purchased in an Individual Retirement Annuity, the Purchase Payment will be returned in full. All Cash Values will be determined as of the Valuation Date next following the Company's receipt of the Contract Owner's written request for refund.

The right to return is not available to participants of the Texas Optional Retirement Program.

CHANGE OF CONTRACT

For Group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity Option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the Termination Amount (see "Termination of Contract or Account," page
35), the calculation of the net investment rate and the Unit Values, and the Annuity Tables. Any change in the Annuity Tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all Owners' Accounts and Individual Accounts under the Contract, to only the Owners' Accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the Owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

The Participant may not assign his or her rights under a Group Contract. The Owner may assign his or her rights under an Individual or a Group Contract if allowed by the Plan.

SUSPENSION OF PAYMENTS

If a national stock exchange is closed (except for holidays or weekends), or trading is restricted due to an existing emergency as defined by the SEC so that disposal of the Separate Account's investments or determination of its net asset value is not reasonably practicable, or the Commission has ordered that the right of redemption (surrender) be suspended for the protection of Contract Owners, the Company may postpone all procedures (including making Annuity Payments) which require valuation of Separate Accounts until the stock exchange is reopened and trading is no longer restricted.

VOTING RIGHTS

The Contract Owner or Participant, as applicable, has certain voting rights in the Investment Alternatives. The number of votes which an Owner or Participant, as provided in the Plan, may cast in the accumulation period is equal to the number of Accumulation Units credited to the account under the Contract. During the annuity period, the group Participant or the Individual Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. During the annuity period, the voting rights of a Participant or, under an Individual Contract, an Annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified Individual Contracts, where the surviving spouse may succeed to the ownership.

FUND U. In accordance with its view of present applicable law, the Company will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB. Contract Owners participating in Accounts GIS, QB, MM, TGIS, TSB, TAS or TB will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the Owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the Owners' approval; and (vi) any other business which may properly come before the meeting.

The number of votes which each Contract Owner or a Participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

Votes for which Participants under a Group Contract are entitled to instruct the Owner, but for which the Owner has received no instructions, will be cast by the Owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contract in all jurisdictions where the Company is licensed to do business, except the Bahamas. The Contract may be purchased from agents who are licensed by state insurance authorities to sell variable annuity contracts issued by the Company, and who are also registered representatives of broker-dealers which have Selling Agreements with Tower Square Securities, Inc. ("Tower Square"). Tower Square, whose principal business address is One Tower Square, Hartford, Connecticut, serves as the principal underwriter for the variable annuity contracts described herein. It is anticipated, however, that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1996. The offering is continuous. Tower Square is a registered broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Tower Square is an affiliate of the Company and an indirect wholly owned subsidiary of Travelers Group Inc., and serves as principal underwriter pursuant to a Distribution and Management Agreement to which the Separate Accounts, the Company and Tower Square are parties. No amounts have been or will be retained by Tower Square for acting as principal underwriter for the Contracts.

Agents will be compensated for sales of the Contracts on a commission and service fee basis. The compensation paid to sales agents will not exceed 7.0% of the payments made under the Contract. In addition, certain production, persistency and managerial bonuses may be paid.

From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

STATE REGULATION

The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once in every four years.

In addition, the Company is subject to the insurance laws and regulations of the other states in which it is licensed to operate. Generally, the insurance departments of the states apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Accounts.

Legal matters in connection with federal laws and regulations affecting the issue and sale of the variable annuity Contract described in this Prospectus and the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the General Counsel of the Life and Annuities Division of the Company.

                  THE INSURANCE COMPANY AND SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

THE SEPARATE ACCOUNTS


Two different types of Separate Accounts serve as the funding vehicles for the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act, which means that Fund U's assets are invested exclusively in the shares of the Underlying Funds. The second type of Separate Account available under the Contract (the "Managed Separate Accounts" -- Accounts GIS, QB, MM, TGIS, TSB, TAS and TB) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the Managed Separate Accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each Separate Account. Each of the Separate Accounts available in connection with the Contract has different investment objectives and fundamental investment policies, as
described beginning on page   .

The Separate Accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB -- July 29, 1974; Account
MM -- December 29, 1981; Accounts TGIS and TSB -- October 30, 1986; and Accounts TAS and TB -- January 2, 1987.

Under Connecticut law, the assets of the Separate Accounts will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to the Separate Accounts, are in accordance with the applicable annuity contracts, credited to or charged against the Separate Accounts without regard to other income, gains or losses of the Company. The assets in the Separate Accounts are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the Variable Annuity contracts are obligations of the Company.

SUBSTITUTION OF INVESTMENTS

If any of the Separate Accounts or Underlying Funds become unavailable, or in the judgment of the Company become inappropriate for the purposes of the Contract, the Company may substitute another investment alternative without consent of Contract Owners. Substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, no such substitution will be made without notice to Contract Owners and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law.

INVESTMENT ADVISERS

The Investment Alternatives receive investment management and advisory services from the following investment professionals:


  ------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVE                     INVESTMENT ADVISER                     SUBADVISER
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............   Travelers Asset Management             Janus Capital Corporation
                                           Corporation ("TAMIC")
High Yield Bond Trust...................   The Travelers Investment Management
                                           Company ("TIMCO")
Managed Assets Trust....................   TAMIC                                  TIMCO
U.S. Government Securities Portfolio....   TAMIC
Social Awareness Stock Portfolio........   Smith Barney Mutual Funds Management
                                           Inc. ("SBMFM")
Utilities Portfolio.....................   SBMFM
Templeton Stock Fund....................   Templeton Investment Counsel, Inc.
Templeton Asset Allocation Fund.........   Templeton Investment Counsel, Inc.
Templeton Bond Fund.....................   Templeton Global Bond Managers
Fidelity's High Income Portfolio........   Fidelity Management & Research
                                           Company
Fidelity's Equity-Income Portfolio......   Fidelity Management & Research
                                           Company
Fidelity's Growth Portfolio.............   Fidelity Management & Research
                                           Company
Fidelity's Asset Manager Portfolio......   Fidelity Management & Research
                                           Company
Dreyfus Stock Index Fund................   Mellon Equity Associates
American Odyssey International Equity
  Fund..................................   American Odyssey Funds Management,     Bank of Ireland Asset Management
                                           Inc.                                   (U.S.) Limited
American Odyssey Emerging Opportunities
  Fund..................................   American Odyssey Funds Management,     Wilke/Thompson Capital Management,
                                           Inc.                                   Inc.

  ------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVE                     INVESTMENT ADVISER                     SUBADVISER
------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund.......   American Odyssey Funds Management,     Equinox Capital Management, Inc.
                                           Inc.
American Odyssey Long-Term Bond Fund....   American Odyssey Funds Management,     Western Asset Management Company and
                                           Inc.                                   WLO Global Management
American Odyssey Intermediate-Term Bond
  Fund..................................   American Odyssey Funds Management,     TAMIC
                                           Inc.
American Odyssey Short-Term Bond Fund...   American Odyssey Funds Management,     Smith Graham & Co. Asset Managers,
                                           Inc.                                   L.P.
Smith Barney Income and Growth
  Portfolio.............................   SBMFM
Alliance Growth Portfolio...............   Travelers Investment Advisers, Inc.    Alliance Capital Management L.P.
                                           ("TIA")
Smith Barney International Equity
  Portfolio.............................   SBMFM
Putnam Diversified Income Portfolio.....   TIA                                    Putnam Investment Management, Inc.
Smith Barney High Income Portfolio......   SBMFM
MFS Total Return Portfolio..............   TIA                                    Massachusetts Financial Services
                                                                                  Company
Growth and Income Account...............   TIMCO
Quality Bond Account....................   TAMIC
Money Market Account....................   TAMIC
Timed Growth and Income Stock Account...   TIMCO
Timed Short-Term Bond Account...........   TIMCO
Timed Aggressive Stock Account..........   TIMCO
Timed Bond Account......................   TAMIC


MANAGED SEPARATE ACCOUNTS: MANAGEMENT AND INVESTMENT ADVISORY SERVICES

The investments and administration of each Managed Separate Account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Adviser Chart. Additionally, the Board of Managers for each Managed Separate Account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to Contract Owners at the annual meeting), and takes any other actions necessary in connection with the operation and management of the Managed Separate Accounts.

The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TIMCO also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated companies of The Travelers Insurance Company.

Travelers Asset Management International Corporation ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for domestic insurance companies affiliated with The Travelers Insurance Company and nonaffiliated insurance companies.

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Managed Separate Accounts and the Underlying Funds of Fund
U. The yield and effective yield may be advertised for Account MM, a money market fund. Yield is a measure of the net dividend and interest income earned over a specific seven-day period, expressed as a percentage of the offering price of Account MM's Accumulation Units. Yield is an annualized figure, which means that it is assumed that Account MM generates the same level of net income over a 52-week period. Effective yield is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect. Neither yield quotation reflects a deduction for the Contingent Deferred Sales Charge, which if included, would reduce yield and effective yield.

The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, calculated in a manner prescribed by the SEC, as well as the non-standardized total return, as described below. Standardized average annual total return will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or since an Underlying Fund's inception date. This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. The non-standardized total returns differ from the standardized average annual total returns, in that they do not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $15 semiannual contract administrative charge, which would decrease the level of performance shown.

For Underlying Funds that were in existence prior to the date they became available under the Contract, the standardized average annual total return and non-standardized total return quotations will show the investment performance that such Underlying Funds would have achieved (reduced by the applicable charges) had they been available under the Contract for the period quoted.

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance as discussed in the Statement of Additional Information. Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.

The yield and total return quotations are based upon historical earnings and are not necessarily representative of future performance. The Contract Value at redemption may be more or less than original cost. The Statement of Additional Information contains more detailed information about these performance calculations, including actual examples of each type of performance advertised.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). The Separate Accounts that form the Investment Alternatives described herein are treated as part of the total operations of the Company and are not taxed separately. Investment income and gains of a Separate Account that are credited to a variable annuity contract incur no current federal income tax. Generally, amounts credited to a contract are not taxable until received by the Contract Owner, participant or beneficiary, either in the form of Annuity Payments or other distributions. Tax consequences and limits are described further below for each annuity program.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contract Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a Contract Owner or Participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the Contract Owner being treated as the owner of the assets of Fund U. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of the assets of Fund U.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

SECTION 403(B) PLANS AND ARRANGEMENTS

Purchase Payments for tax-deferred annuity contracts may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501(c)(3) of the Code. Within statutory limits, these payments are not currently includable in the gross income of the participants. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. The income in the Contract is taxable as ordinary income whenever distributed.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions.

Amounts attributable to salary reductions and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

Eligible rollover distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403(b) contract or to an Individual Retirement Arrangement
(IRA) without federal income tax withholding.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, Purchase Payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

Distributions in the form of Annuity or Income Payments are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Payments under Income Option 3 are taxable in full. Certain lump-sum distributions described in
Section 402 of the Code may be eligible for special ten-year forward averaging treatment for individuals born before January 1, 1936. All individuals may be eligible for favorable five-year forward averaging of lump-sum distributions. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year (and not exceeding $2,000 per individual), an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $2,250.

Partial or full distributions made prior to the age of 59 1/2, except in the case of death, disability or distribution for life or life expectancy, will incur a penalty tax of 10% plus ordinary income tax treatment of the taxable amount received. Distributions after the age of 59 1/2 are treated as ordinary income. Amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. Distributions must begin by April 1st of the calendar year following the calendar year in which the individual attains the age of 70 1/2. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension ("SEP") plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SECTION 457 PLANS

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.

The Owner of contracts issued under Section 457 plans is the employer or a contractor of the participant and amounts may not be made available to participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor.

Distributions must begin generally by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the Participant.

All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the Participant or beneficiary.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

Under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, certain special provisions may apply to certain tax-qualified Contracts if the Owner requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan that is subject to ERISA.

ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the Plan administrator. Under certain Plans, ERISA also requires that a designation of a beneficiary other than the Participant's spouse be invalid unless the Participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized Plan representative, or the Participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the Plan administrator regarding the provisions of the Plan, in accordance with applicable law. Because these requirements differ according to the Plan, a person contemplating the purchase of an annuity contract should consider the provisions of the Plan.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

        There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a complete term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

A distribution including a rollover that is not a direct rollover will require the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

     2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election out is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

     3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1996, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $14,350 or less per year, will generally be exempt from the withholding requirements.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

TAX ADVICE

Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by an Owner, participant or beneficiary who may make elections under a Contract. It should be understood that the foregoing description of the federal income tax consequences under these Contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax-qualified plan loses its exempt status, employees could lose some of the tax benefits described. For further information regarding federal income taxes and any applicable state income taxes, a qualified tax adviser should be consulted.

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account GIS is to seek long-term accumulation of principal through capital appreciation and retention of net investment income. In seeking its objective, short-term gains may also be realized. The assets of Account GIS generally will be fully invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies.

However, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States government securities. These investments in other than equity securities generally would not have a prospect of long-term appreciation, and are temporary for defensive purposes and are chosen on the basis of combined considerations of risk, income and appreciation. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

Account GIS will use exchange-traded stock index futures contracts as a hedge to protect against changes in stock prices. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. Stock index futures may also be used to hedge cash inflows to gain market exposure until the cash is invested in specific common stocks. Account GIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, Account GIS will set aside, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

All stock index futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account GIS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). Account GIS expects that risk management transactions involving futures contracts will not impact more than 30% of its assets at any one time. For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Account GIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

Changes in investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The investments of Account GIS will not, however, be concentrated in any one industry; that is, no more than 25% of the value of Account GIS's assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such foreign securities will, at any time, account for more than 10% of the investment portfolio.

The assets of Account GIS will be kept fully invested, except that (a) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with Account GIS's investment policies.

RISK FACTORS

It must be recognized that there are risks inherent in the ownership of any security. The investment experience on equity investments over time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by diverse factors, including not only business conditions and investor confidence in the economy, but current conditions in a particular industry or company. The yield on a common stock is not contractually determined. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

     7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT QB)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account QB is to seek current income, moderate capital volatility and total return.

The assets of Account QB will be primarily invested in money market obligations, including, but not limited to, Treasury bills, repurchase agreements, commercial paper, bank certificates of deposit and bankers' acceptances, and in publicly traded debt securities, including bonds, notes, debentures, equipment trust certificates and short-term instruments. These securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuer, or participation based on revenues, sales or profits. It is currently anticipated that the market value-weighted average maturity of the portfolio will not exceed five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average maturity.) Investment in longer term obligations may be made if the Board of Managers concludes that the investment yields justify a longer term commitment. No more than 25% of the value of Account QB's assets will be invested in any one industry.

The portfolio will be actively managed and investments may be sold prior to maturity if deemed advantageous in light of factors such as market conditions or brokerage costs. While the investments of Account QB are generally not listed securities, there are firms which make markets in the type of debt instruments that Account QB holds. No problems of liquidity are anticipated with regard to the investments of Account QB.

From time to time, Account QB may commit to purchase new-issue government or agency securities on a "when-issued" or "to be announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Such commitment to purchase be viewed as a senior security, and will be marked to market and reflected in Account QB's

Accumulation Unit Value daily from the commitment date. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of Account QB to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

While it is TAMIC's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. Account QB does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, Account QB will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

Account QB does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the General Policy Statement of the SEC thereunder, when Account QB commits to purchase a when-issued security, it will identify and place in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

TAMIC believes that purchasing securities in this manner will be advantageous to Account QB. However, this practice does entail certain risks, namely the default of the counterparty on its obligation to deliver the security as scheduled. In this event, Account QB would endure a loss (or gain) equal to the price appreciation (or depreciation) in value from the commitment date. TAMIC employs a rigorous credit quality procedure in determining the counterparties with which it will deal in when-issued securities and, in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

Account QB may also purchase and sell interest rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account QB's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account QB will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. At no time will Account QB's transactions in futures contracts be employed for speculative purposes. When a futures contract is purchased, Account QB will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

All interest rate futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet FTC standards, Account QB will enter into futures contracts for edging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

The Board of Managers will weigh considerations of risks, yield and ratings in implementing Account QB's fundamental investment policies. There are no specific criteria with regard to quality or ratings of the investments of Account QB, but it is anticipated that they will be of investment grade or its equivalent. There may or may not be more risk in investing in debt instruments where there are no specific criteria with regard to quality or ratings of the investments.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

     1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;


     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and



     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.



           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT MM)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account MM is preservation of capital, a high degree of liquidity and the highest possible current income available from certain short-term money market securities. Account MM restricts its investment portfolio to only the securities listed below. As is true with all investment companies, there can be no assurance that Account MM's objectives will be achieved. An investment in Account MM is neither insured nor guaranteed by the U.S. Government. Account MM's assets will be invested in the following types of securities.

1. Marketable obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies, authorities and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Tennessee Valley Authority, the Bank for Cooperatives, the Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities may be supported by the full faith and credit of the United States Treasury; by the right of the issuer to borrow from the United States Treasury; by discretionary authority of the United States government to purchase an agency's, authority's or instrumentalities' obligations and in some instances, solely by the credit of the United States government agency, authority or instrumentality. No assurance can be given that the United States government will provide financial support to such United States government sponsored agencies, authorities or instrumentalities in the future, since it is not obligated to do so by law. Account MM will invest in such securities only when satisfied that the credit risk with respect to the issuer (or guarantor) is minimal. Interest or discount rates on agency securities are closely related to rates on Treasury bills.

2. Certificates of Deposit and Banker's Acceptances of banks having total assets of more than $1 billion which are members of the Federal Deposit Insurance Corporation. Certificates of Deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. The Federal Deposit Insurance Corporation does not insure Certificates of Deposit to the extent they are in excess of $100,000 per customer. Banker's Acceptances usually arise from short-term credit arrangements drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturity for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Account MM may invest in securities of foreign branches of United States banks, payable in United States dollars, which meet the foregoing requirements. Obligations of foreign branches of United States banks are subject to additional risks beyond those of domestic branches of United States banks. These additional risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of United States banks are not necessarily subject to the types of requirements that apply to domestic branches of United States banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

3. Commercial Paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc. For a more detailed discussion of the characteristics of commercial paper ratings, please see the Statement of Additional Information.

4. Repurchase agreements with national banks or reporting broker dealers involving marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by Account MM to the seller. The resale price is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time Account MM is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will Account MM invest in repurchase agreements for more than one year. The securities which are subject to repurchase agreements may, however, have maturity dates in excess of one year from the effective date of the repurchase agreement. Account MM will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by Account MM in each agreement and will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, Account MM might incur a loss if the value of the collateral securing the repurchase agreement declines, and Account MM might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by Account MM may be delayed or limited. Account MM's Board of Managers will evaluate the creditworthiness of any banks or broker dealers with which Account MM engages in repurchase agreements by setting guidelines and standards of review for Account MM's investment adviser and monitoring the adviser's actions with regard to repurchase agreements for Account MM.

RISK FACTORS

The market value of Account MM's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling interest rates, with corresponding fluctuations in Account MM's net income. In order to minimize the fluctuations in market values to which interest-paying obligations are subject, Account MM concentrates its investments in relatively short-term securities, and in no event does the maturity date of an obligation exceed one year from the date of Account MM's purchase.

Return is aided both by Account MM's ability to make investments in large denominations and by its efficiencies of scale. Also, Account MM may seek to improve portfolio income by selling certain portfolio securities before maturity date in order to take advantage of yield disparities that occur in money markets. Account MM may purchase and sell marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities on a when-issued or delayed delivery basis, with such purchases possibly occurring as much as a month before actual delivery and payment.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account MM permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities); however, in accordance with Rule 2a-7 of the 1940 Act, to which Account MM is subject, Account MM will not invest more than 5% of its assets in the securities of any one issuer (other than securities issued or guaranteed by the United States government or its instrumentalities);

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                     FOR VARIABLE ANNUITIES (ACCOUNT TGIS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account TGIS is to seek long-term accumulation of principal through capital appreciation and retention of net investment income. In selecting its objective, short-term gains may also be realized. The assets of Account TGIS generally will be fully invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, when it is determined that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States government securities. These investments in other than equity securities generally would not have a prospect of long-term appreciation, and are temporary for defensive purposes. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

Account TGIS will use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. These contracts would obligate Account TGIS, at maturity of the contracts, to purchase or sell certain securities at specified prices or to make cash settlements. In general, moves in a market-timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TGIS to provide funds needed for transfer to the other timed accounts prior to the five-day settlement period for stock sales. Alternatively, common stock exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling stock index futures. By transacting in such futures when a market timing move is called, the investment adviser can create the ability to buy or sell actual common stocks with less haste and at lower transaction costs. As the actual stocks are bought or sold, the futures positions would simply be eliminated.

Account TGIS may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TGIS's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account TGIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts it has entered into. At no time will Account TGIS's transactions in such financial futures be used for speculative purposes. When a futures contract is purchased, Account TGIS will set aside, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TGIS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Account TGIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

It must be recognized that there are risks inherent in the ownership of any security. The investment experience on equity investments over time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by diverse factors including not only business conditions and investor confidence in the economy, but current conditions in a particular industry or company. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security. In addition, there are risks inherent in Account TGIS as an investment alternative used by Market Timing Services. (See "Market Timing Risks.")


FUNDAMENTAL INVESTMENT POLICIES


The fundamental investment policies of Account TGIS are the same as Account GIS. (See "Account GIS -- Fundamental Investment Policies.")


                  THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TSB)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Account TSB is to generate high current income with limited price volatility while maintaining a high degree of liquidity. As is true with all investment companies, there can be no assurance that Account TSB's objectives will be achieved. Account TSB's assets will be invested in the following types of securities. The final maturity of any asset will not exceed three years and the average maturity of the total portfolio is expected to be nine months.

1. Marketable obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies, authorities and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Tennessee Valley Authority, the Bank for Cooperatives, the Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities may be supported by the full faith and credit of the United States Treasury; by the right of the issuer to borrow from the United States Treasury; by discretionary authority of the United States government to purchase an agency's, authority's or instrumentalities' obligations and in some instances, solely by the credit of the United States government agency, authority or instrumentality. No assurance can be given that the United States government will provide financial support to such United States government sponsored agencies, authorities or instrumentalities in the future, since it is not obligated to do so by law. Account TSB will invest in such securities only when satisfied that the credit risk with respect to the issuer (or guarantor) is minimal. Interest or discount rates on agency securities are closely related to rates on Treasury bills.

2. Certificates of Deposit and Banker's Acceptances of banks having total assets of more than $1 billion which are members of the Federal Deposit Insurance Corporation. Certificates of Deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. The Federal Deposit Insurance Corporation does not insure Certificates of Deposit to the extent they are in excess of $100,000 per customer. Banker's Acceptances usually arise from short-term credit arrangements drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturity for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Account TSB may invest in securities payable in United States dollars of foreign branches of United States banks which meet the foregoing requirements and in Euro Certificates of Deposit, which are certificates of deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars. Obligations of foreign banks and foreign branches of United States banks are subject to additional risks than those of domestic branches of United States banks. These additional risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign bank or a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign banks or foreign branches of United States banks are not necessarily subject to the types of requirements that apply to domestic branches of United States banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

3. Commercial Paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc. For a more detailed discussion of the characteristics of commercial paper ratings, please see the Statement of Additional Information.

4. Repurchase agreements with national banks and reporting broker dealers involving marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by Account TSB to the seller. The resale price is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time Account TSB is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will Account TSB invest in repurchase agreements for more than one year. The securities which are subject to repurchase agreements may, however, have maturity dates in excess of one year from the effective date of the repurchase agreement. Account TSB will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by Account TSB in each agreement and will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, Account TSB might incur a loss if the value of the collateral securing the repurchase agreement declines, and Account TSB might incur disposition costs in connection with liquidating the collateral.

In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by Account TSB may be delayed or limited. Account TSB's Board of Managers will evaluate the creditworthiness of any banks or broker dealers with which Account TSB engages in repurchase agreements by setting guidelines and standards of review for Account TSB's investment adviser and monitoring the adviser's actions with regard to repurchase agreements for Account TSB.

5. Short-term notes, bonds, debentures and other debt instruments issued or guaranteed by an entity with a bond rating of at least AA by S&P or Aa by Moody's, and with final maturities of such short-term instruments normally limited to eighteen months at the time of purchase.

RISK FACTORS

The market value of Account TSB's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling interest rates, with corresponding fluctuations in Account TSB's net income. In order to minimize the fluctuations in market values to which interest-paying obligations are subject, Account TSB concentrates its investments in relatively short-term securities, and in no event does the maturity date of an obligation exceed three years from the date of Account TSB's purchase. There can be no assurance that, upon redemption, Account TSB's net asset value will be equal to or greater than the net asset value at the time of purchase.

Return is aided both by Account TSB's ability to make investments in large denominations and by its efficiencies of scale. Also, Account TSB may seek to improve portfolio income by selling certain portfolio securities before the maturity date in order to take advantage of yield disparities that occur in money markets. Account TSB may purchase and sell marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities on a when-issued or delayed delivery basis, with such purchases possibly occurring as much as a month before actual delivery and payment. In addition, there are risks inherent in Account TSB as an investment alternative used by market timing services. (See "Market Timing Risks.")


FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TSB permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB's assets.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TAS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Account TAS is to seek growth of capital by investing primarily in a broadly diversified portfolio of common stocks.

In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A proprietary computer model reviews over one-thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be utilized to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Although Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion, Account TAS may invest in smaller or larger companies without limitation. The prices of mid-sized company stocks and smaller company stocks may fluctuate more than those of larger company stocks.

It is the policy of Account TAS to invest its assets as fully as practicable in common stocks, securities convertible into common stocks and securities having common stock characteristics, including rights and warrants selected primarily for prospective capital growth. Account TAS may invest in domestic, foreign and restricted securities.

When market conditions warrant, Account TAS may adopt a defensive position to preserve shareholders' capital by investing in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks which are members of the Federal Deposit Insurance Corporation and have assets of at least $1 billion, such as certificates of deposit, demand and time deposits and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Account TAS will use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price.

In general, moves in a market-timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TAS to provide funds needed for transfer to other timed accounts prior to the five-day settlement period for stock sales. Alternatively, common stock exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling stock index futures. By transacting in such futures when a market timing move is called, TIMCO can create the ability to buy or sell actual common stocks with less haste and at lower transaction costs. As the actual stocks are bought or sold, the futures positions would simply be eliminated.

Account TAS may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TAS's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account TAS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, Account TAS will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will Account TAS's transactions in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TAS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Account TAS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

There can, of course, be no assurance that Account TAS will achieve its investment objective since there is uncertainty in every investment. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security. In addition, there may be more risk associated with Account TAS to the extent that it invests in small or mid-sized companies. More risk is associated with investment in small or mid-sized companies than with larger companies because such companies may be dependent on only one or two products and may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small or mid-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, which may affect marketability. The prices of these stocks often fluctuate more than the overall stock market. In addition, there are risks inherent in Account TAS as an investment alternative used by Market Timing Services. (See "Market Timing Risks.")


FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TAS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer;

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry; and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT TB)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Account TB is to seek current income and total return. To achieve this objective, Account TB invests primarily in direct obligations of highest credit quality: obligations of the United States, and its instrumentalities, and in obligations issued or guaranteed by Federal Agencies which are independent corporations sponsored by the United States and which are subject to its general supervision, but which do not carry the full faith and credit obligations of the United States.

Direct obligations of the United States include Treasury bills which are issued on a discount basis with a maturity of one year or less, Treasury Notes which have maturities at issuance between one and ten years, and Treasury Bonds which have maturities at issuance greater than ten years. Instrumentalities of the United States whose debt obligations are backed by its full faith and credit, include: Government National Mortgage Association, Federal Housing Administration, Farmers Homes Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Maritime Administration, District of Columbia Armory Board, Farm Credit System Financial Assistance Corporation, Federal Financing Bank and Washington Metropolitan Area Transit Authority Bonds. Federal Agencies include: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association.

Account TB intends to be fully invested at all times; however, when market conditions warrant, Account TB may invest temporarily in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks which are members of the Federal Deposit Insurance Corporation and have assets of at least $1 billion, such as certificates of deposit, demand and time deposits and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Account TB may from time to time commit to purchase new-issue government or agency securities on a "when-issued" or "to be announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Such commitment may be viewed as a senior security, and will be marked to market and reflected in Account TB's Accumulation Unit Value daily from the commitment date. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of Account TB to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

While it is TAMIC's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. Account TB does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, Account TB will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

Account TB does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the General Policy Statement of the SEC thereunder, when Account TB commits to purchase a when-issued security, it will identify and place in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

TAMIC believes that purchasing securities in this manner will be advantageous to Account TB. However, this practice does entail certain risks, namely the default of the counterparty on its obligation to deliver the security as scheduled. In this event, Account TB would endure a loss (gain) equal to the price appreciation (depreciation) in value from the commitment date. TAMIC employs a rigorous credit quality procedure in determining the counterparties with which it will deal in when-issued securities and, in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

Account TB may seek to preserve capital by writing covered call options on securities which it owns. Such an option on an underlying security would obligate Account TB to sell, and give the purchaser of the option the right to buy, that security at a stated exercise price at any time until the stated expiration date of the option.

Account TB will use exchange-traded financial futures contracts consisting of futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in interest rates. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. These contracts would obligate Account TB, at maturity of the contracts, to purchase or sell certain securities at specified prices or to make cash settlements.

In general, moves in a market timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TB to provide funds needed for transfer to Account TSB. Alternatively, debt security exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling interest rate futures. By transacting in such futures when a market timing move is called, TAMIC can create the ability to buy or sell actual debt securities with less haste and at lower transaction costs. As the actual debt securities are bought or sold, the futures positions would simply be eliminated.

Account TB may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TB's securities.

Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account TB will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. At no time will Account TB's transactions in futures contracts be employed for speculative purposes. When a futures contract is purchased, Account TB will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

All interest rate futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TB will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS


There can, of course, be no assurance that Account TB will achieve its investment objective since there is uncertainty in every investment. U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. The value of the portfolio securities of Account TB will fluctuate based on market conditions and interest rates. Interest rates depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. An increase in interest rates will generally reduce the value of debt securities, and conversely a decline in interest rates will generally increase the value of debt securities. In addition, there are risks inherent in Account TB as an investment alternative used by Market Timing Services. (See "Market Timing Risks.")


FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TB permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit);

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry (exclusive of securities of the U.S. government, its agencies or instrumentalities, for which there is no limit); and


     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (UNAUDITED)

                                                                                            1996                    1995
                                                                                     -------------------     -------------------
                                                                                        Q          NQ           Q          NQ
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year.................................................    $           $           $ 1.779     $ 1.845
 Unit Value at end of year.......................................................                              2.396       2.485
 Number of units outstanding at end of year (thousands)..........................                             45,979       4,415
HIGH YIELD BOND TRUST
 Unit Value at beginning of year.................................................    $           $           $ 2.167     $ 2.189
 Unit Value at end of year.......................................................                              2.472       2.498
 Number of units outstanding at end of year (thousands)..........................                              4,592         498
MANAGED ASSETS TRUST
 Unit Value at beginning of year.................................................    $           $           $ 2.201     $ 2.369
 Unit Value at end of year.......................................................                              2.763       2.975
 Number of units outstanding at end of year (thousands)..........................                             57,020       4,114
                                                                                            1991                    1990
                                                                                     -------------------     -------------------
                                                                                        Q          NQ           Q          NQ
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year.................................................    $ 1.075     $ 1.114     $ 1.157     $ 1.200
 Unit Value at end of year.......................................................      1.433       1.487       1.075       1.114
 Number of units outstanding at end of year (thousands)..........................     12,703         887      11,356         553
HIGH YIELD BOND TRUST
 Unit Value at beginning of year.................................................    $ 1.418     $ 1.433     $ 1.573     $ 1.590
 Unit Value at end of year.......................................................      1.767       1.785       1.418       1.433
 Number of units outstanding at end of year (thousands)..........................      4,018         344       4,045         341
MANAGED ASSETS TRUST
 Unit Value at beginning of year.................................................    $ 1.691     $ 1.821     $ 1.671     $ 1.799
 Unit Value at end of year.......................................................      2.034       2.189       1.691       1.821
 Number of units outstanding at end of year (thousands)..........................     58,106       3,359      51,489       2.744

                                                                                          1994                    1993
                                                                                   -------------------     -------------------
                                                                                      Q          NQ           Q          NQ
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year.................................................  $ 1.892     $ 1.962     $ 1.665     $ 1.727
 Unit Value at end of year.......................................................    1.779       1.845       1.892       1.962
 Number of units outstanding at end of year (thousands)..........................   40,160       3,605      30,003       2,825
HIGH YIELD BOND TRUST
 Unit Value at beginning of year.................................................  $ 2.222     $ 2.245     $ 1.974     $ 1.994
 Unit Value at end of year.......................................................    2.167       2.189       2.222       2.245
 Number of units outstanding at end of year (thousands)..........................    4,708         585       5,066         603
MANAGED ASSETS TRUST
 Unit Value at beginning of year.................................................  $ 2.281     $ 2.455     $ 2.111     $ 2.273
 Unit Value at end of year.......................................................    2.201       2.369       2.281       2.455
 Number of units outstanding at end of year (thousands)..........................   58,355       4,813      63,538       4,490
                                                                                          1989                    1988
                                                                                   -------------------     -------------------
                                                                                      Q          NQ           Q          NQ
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year.................................................  $ 1.015     $ 1.052     $ 0.934     $ 0.968
 Unit Value at end of year.......................................................    1.157       1.200       1.015       1.052
 Number of units outstanding at end of year (thousands)..........................   12,038         495      13,040         423
HIGH YIELD BOND TRUST
 Unit Value at beginning of year.................................................  $ 1.571     $ 1.588     $ 1.388     $ 1.403
 Unit Value at end of year.......................................................    1.573       1.590       1.571       1.588
 Number of units outstanding at end of year (thousands)..........................    6,074         573       5,783         676
MANAGED ASSETS TRUST
 Unit Value at beginning of year.................................................  $ 1.331     $ 1.433     $ 1.234     $ 1.328
 Unit Value at end of year.......................................................    1.671       1.799       1.331       1.433
 Number of units outstanding at end of year (thousands)..........................   47,104       2,836      46,809       3,316

                                                                                          1992
                                                                                   -------------------
                                                                                      Q          NQ
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year.................................................  $ 1.433     $ 1.487
 Unit Value at end of year.......................................................    1.665       1.727
 Number of units outstanding at end of year (thousands)..........................   16,453       1,020
HIGH YIELD BOND TRUST
 Unit Value at beginning of year.................................................  $ 1.767     $ 1.785
 Unit Value at end of year.......................................................    1.976       1.994
 Number of units outstanding at end of year (thousands)..........................    4,730         428
MANAGED ASSETS TRUST
 Unit Value at beginning of year.................................................  $ 2.034     $ 2.189
 Unit Value at end of year.......................................................    2.111       2.273
 Number of units outstanding at end of year (thousands)..........................   65,926       4,120
                                                                                          1987
                                                                                   -------------------
                                                                                      Q          NQ
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year.................................................  $ 1.027     $ 1.066
 Unit Value at end of year.......................................................    0.934       0.968
 Number of units outstanding at end of year (thousands)..........................   12,957         486
HIGH YIELD BOND TRUST
 Unit Value at beginning of year.................................................  $ 1.412     $ 1.427
 Unit Value at end of year.......................................................    1.388       1.403
 Number of units outstanding at end of year (thousands)..........................    4,645         523
MANAGED ASSETS TRUST
 Unit Value at beginning of year.................................................  $ 1.223     $ 1.317
 Unit Value at end of year.......................................................    1.234       1.328
 Number of units outstanding at end of year (thousands)..........................   46,733       3,875


 Q = Qualified
NQ = NonQualified

The financial statements of Fund U and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI.

* Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (UNAUDITED)


                                                                    1996        1995        1994        1993        1992
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO (1/92)*
  Unit Value at beginning of period............................   $           $  1.074    $  1.153    $  1.066    $  1.000
  Unit Value at end of period..................................                  1.321       1.074       1.153       1.066
  Number of units outstanding at end of period (thousands).....                 21,339      22,709      22,142       8,566
SOCIAL AWARENESS STOCK PORTFOLIO (5/92)*
  Unit Value at beginning of period............................   $           $  1.109    $  1.153    $  1.086    $  1.000
  Unit Value at end of period..................................                  1.461       1.109       1.153       1.086
  Number of units outstanding at end of year (thousands).......                  4,841       3,499       2,920       1,332
UTILITIES PORTFOLIO (2/94)*
  Unit Value at beginning of period............................   $           $  1.005    $  1.000          --          --
  Unit Value at end of period..................................                  1.284       1.005          --          --
  Number of units outstanding at end of period (thousands).....                 11,918       5,740          --          --
TEMPLETON BOND FUND (8/88)*
  Unit Value at beginning of year..............................   $           $  1.101    $  1.172    $  1.065    $  1.000
  Unit Value at end of year....................................                  1.250       1.101       1.172       1.065
  Number of units outstanding at end of year (thousands).......                 10,527      10,186       8,014       3,477
TEMPLETON STOCK FUND (8/88)*
  Unit Value at beginning of year..............................   $           $  1.338    $  1.385    $  1.047    $  1.000
  Unit Value at end of year....................................                  1.655       1.338       1.385       1.047
  Number of units outstanding at end of year (thousands).......                122,937     101,462      43,847      10,433
TEMPLETON ASSET ALLOCATION FUND (8/88)*
  Unit Value at beginning of year..............................   $           $  1.277    $  1.333    $  1.070    $  1.000
  Unit Value at end of year....................................                  1.546       1.277       1.333       1.070
  Number of units outstanding at end of year (thousands).......                107,460     103,407      51,893      13,888
FIDELITY'S HIGH INCOME PORTFOLIO (9/85)*
  Unit Value at beginning of year..............................   $           $  1.316    $  1.354    $  1.138    $  1.000
  Unit Value at end of year....................................                  1.568       1.316       1.354       1.138
  Number of units outstanding at end of year (thousands).......                 32,601      25,813      17,381       4,875
FIDELITY'S GROWTH PORTFOLIO (10/86)*
  Unit Value at beginning of year..............................   $           $  1.192    $  1.207    $  1.024    $  1.000
  Unit Value at end of year....................................                  1.594       1.192       1.207       1.024
  Number of units outstanding at end of year (thousands).......                229,178     176,304     101,260      30,240
FIDELITY'S EQUITY-INCOME PORTFOLIO (10/86)*
  Unit Value at beginning of period............................   $           $  1.112    $  1.052    $  1.000          --
  Unit Value at end of period..................................                  1.484       1.112       1.052          --
  Number of units outstanding at end of period (thousands).....                153,462      78,856      13,414          --
FIDELITY'S ASSET MANAGER PORTFOLIO (9/89)*
  Unit Value at beginning of year..............................   $           $  1.207    $  1.301    $  1.088    $  1.000
  Unit Value at end of year....................................                  1.394       1.207       1.301       1.088
  Number of units outstanding at end of year (thousands).......                270,795     282,474     162,413      30,207
DREYFUS STOCK INDEX FUND (9/89)*
  Unit Value at beginning of year..............................   $           $  1.144    $  1.148    $  1.064    $  1.000
  Unit Value at end of year....................................                  1.546       1.144       1.148       1.064
  Number of units outstanding at end of year (thousands).......                 43,247      31,600      26,789      12,089
AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND (5/93)*
  Unit Value at beginning of period............................   $           $  1.084    $  1.180    $  1.000          --
  Unit Value at end of period..................................                  1.274       1.084       1.180          --
  Number of units outstanding at end of period (thousands).....                 70,364      47,096      16,944          --
AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND (5/93)*
  Unit Value at beginning of period............................   $           $  1.168    $  1.079    $  1.000          --
  Unit Value at end of period..................................                  1.526       1.168       1.079          --
  Number of units outstanding at end of period (thousands).....                103,815      73,838      27,011          --

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                ACCUMULATION UNIT VALUES (UNAUDITED) (CONTINUED)


                                                                    1996        1995        1994        1993        1992
------------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY CORE EQUITY FUND (5/93)*
  Unit Value at beginning of period............................   $           $   .990    $  1.012    $  1.000          --
  Unit Value at end of period..................................                  1.354        .990       1.012          --
  Number of units outstanding at end of period (thousands).....                137,330     100,082      37,136          --
AMERICAN ODYSSEY LONG-TERM BOND FUND (5/93)*
  Unit Value at beginning of period............................   $           $   .990    $  1.085    $  1.000          --
  Unit Value at end of period..................................                  1.221        .990       1.085          --
  Number of units outstanding at end of period (thousands).....                101,376      70,928      25,467          --
AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND (5/93)*
  Unit Value at beginning of period............................   $           $   .993    $  1.035    $  1.000          --
  Unit Value at end of period..................................                  1.128        .993       1.035          --
  Number of units outstanding at end of period (thousands).....                 68,878      50,403      19,564          --
AMERICAN ODYSSEY SHORT-TERM BOND FUND (5/93)*
  Unit Value at beginning of period............................   $           $  1.006    $  1.020    $  1.000          --
  Unit Value at end of period..................................                  1.102       1.006       1.020          --
  Number of units outstanding at end of period (thousands).....                 24,416      17,611       8,201          --
SMITH BARNEY INCOME AND GROWTH PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.246          --          --          --
  Number of units outstanding at end of period (thousands).....                  1,747          --          --          --
ALLIANCE GROWTH PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.284          --          --          --
  Number of units outstanding at end of period (thousands).....                  2,498          --          --          --
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.137          --          --          --
  Number of units outstanding at end of period (thousands).....                    593          --          --          --
PUTNAM DIVERSIFIED INCOME PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.128          --          --          --
  Number of units outstanding at end of period (thousands).....                    774          --          --          --
SMITH BARNEY HIGH INCOME PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.124          --          --          --
  Number of units outstanding at end of period (thousands).....                    138          --          --          --
MFS TOTAL RETURN PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.205          --          --          --
  Number of units outstanding at end of period (thousands).....                  2,734          --          --          --
G.T. GLOBAL STRATEGIC INCOME PORTFOLIO (6/94)*
  Unit Value at beginning of period............................   $           $  1.000          --          --          --
  Unit Value at end of period..................................                  1.195          --          --          --
  Number of units outstanding at end of period (thousands).....                    162          --          --          --


* Inception date.


The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account GIS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                  CONTRACTS ISSUED ON OR AFTER TO MAY 16, 1983                        1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .205     $  .189     $  .184
 Operating expenses..............................................................                   .140        .115        .106
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .065        .074        .078
 Unit Value at beginning of year.................................................                  6.917       7.007       6.507
 Net realized and change in unrealized gains (losses)............................                  2.387       (.164)       .422
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 9.369     $ 6.917     $ 7.007
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................                   2.45        (.09)        .50
 Ratio of operating expenses to average net assets...............................           %       1.70%       1.65%       1.57%
 Ratio of net investment income to average net assets............................           %        .79%       1.05%       1.15%
 Number of units outstanding at end of year (thousands)..........................                 26,688      26,692      28,497
 Portfolio turnover rate.........................................................           %         96%        103%         81%
 Average Commission Rate Paid*...................................................                  .0480          --          --
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                           1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .208     $  .192     $  .189
 Operating expenses..............................................................                   .123        .100        .092
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .085        .092        .097
 Unit Value at beginning of year.................................................                  7.120       7.194       6.664
 Net realized and change in unrealized gains (losses)............................                  2.463       (.166)       .433
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 9.668     $ 7.120     $ 7.194
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................                   2.55        (.07)        .53
 Ratio of operating expenses to average net assets...............................           %       1.45%       1.41%       1.33%
 Ratio of net investment income to average net assets............................           %       1.02%       1.30%       1.40%
 Number of units outstanding at end of year (thousands)..........................                 17,896      19,557      21,841
 Portfolio turnover rate.........................................................           %         96%        103%         81%
 Average Commission Rate Paid*...................................................                  .0480          --          --

                  CONTRACTS ISSUED ON OR AFTER TO MAY 16, 1983                      1992        1991        1990        1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .188     $  .198     $  .192     $  .191
 Operating expenses..............................................................     .098        .091        .079        .095
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .090        .107        .113        .096
 Unit Value at beginning of year.................................................    6.447       5.048       5.295       4.191
 Net realized and change in unrealized gains (losses)............................    (.030)      1.292       (.360)      1.008
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 6.507     $ 6.447     $ 5.048     $ 5.295
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .06        1.40        (.25)       1.10
 Ratio of operating expenses to average net assets...............................     1.58%       1.58%       1.57%       1.58  %
 Ratio of net investment income to average net assets............................     1.43%       1.86%       2.25%       2.33  %
 Number of units outstanding at end of year (thousands)..........................   29,661      26,235      19,634      15,707
 Portfolio turnover rate.........................................................      189%        319%         54%         27  %
 Average Commission Rate Paid*...................................................       --          --          --          --
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                         1992        1991        1990        1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .192     $  .201     $  .199     $  .191
 Operating expenses..............................................................     .085        .077        .069        .066
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .107        .124        .130        .125
 Unit Value at beginning of year.................................................    6.587       5.145       5.383       4.250
 Net realized and change in unrealized gains (losses)............................    (.030)      1.318       (.368)      1.008
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 6.664     $ 6.587     $ 5.145     $ 5.383
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .08        1.44        (.24)       1.13
 Ratio of operating expenses to average net assets...............................     1.33%       1.33%       1.33%       1.33  %
 Ratio of net investment income to average net assets............................     1.67%       2.11%       2.50%       2.56  %
 Number of units outstanding at end of year (thousands)..........................   22,516      24,868      28,053      31,326
 Portfolio turnover rate.........................................................      189%        319%         54%         27  %
 Average Commission Rate Paid*...................................................       --          --          --          --

                  CONTRACTS ISSUED ON OR AFTER TO MAY 16, 1983                      1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .168     $  .132
 Operating expenses..............................................................     .071        .066
                                                                                   -------     -------
 Net investment income...........................................................     .097        .066
 Unit Value at beginning of year.................................................    3.601       3.737
 Net realized and change in unrealized gains (losses)............................     .493       (.202)
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 4.191     $ 3.601
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .59        (.14)
 Ratio of operating expenses to average net assets...............................     1.58%       1.58%
 Ratio of net investment income to average net assets............................     2.60%       1.49%
 Number of units outstanding at end of year (thousands)..........................   12,173      11,367
 Portfolio turnover rate.........................................................       38%         51%
 Average Commission Rate Paid*...................................................       --          --
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                         1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .168     $  .132
 Operating expenses..............................................................     .053        .059
                                                                                   -------     -------
 Net investment income...........................................................     .115        .073
 Unit Value at beginning of year.................................................    3.642       3.771
 Net realized and change in unrealized gains (losses)............................     .493       (.202)
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 4.250     $ 3.642
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .61        (.13)
 Ratio of operating expenses to average net assets...............................     1.33%       1.33%
 Ratio of net investment income to average net assets............................     2.85%       1.72%
 Number of units outstanding at end of year (thousands)..........................   35,633      41,859
 Portfolio turnover rate.........................................................       38%         51%
 Average Commission Rate Paid*...................................................       --          --


* The Average Commission Rate Paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for funds with fiscal year ends on or after September 30, 1996; earlier compliance is allowed.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account QB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                    CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                         1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .319     $  .310     $  .299
 Operating expenses..............................................................                   .073        .069        .067
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .246        .241        .232
 Unit Value at beginning of year.................................................                  4.274       4.381       4.052
 Net realized and change in unrealized gains (losses)............................                   .374       (.348)       .097
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 4.894     $ 4.274     $ 4.381
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................                    .62        (.11)        .33
 Ratio of operating expenses to average net assets...............................           %       1.57%       1.57%       1.57%
 Ratio of net investment income to average net assets............................           %       5.29%       5.62%       5.41%
 Number of units outstanding at end of year (thousands)..........................                 27,066      27,033      28,472
 Portfolio turnover rate.........................................................           %        138%         27%         24%
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                           1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .328     $  .318     $  .306
 Operating expenses..............................................................                   .063        .059        .058
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .265        .259        .248
 Unit Value at beginning of year.................................................                  4.400       4.498       4.150
 Net realized and change in unrealized gains (losses)............................                   .385       (.357)       .100
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 5.050     $ 4.400     $ 4.498
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................                    .65        (.10)        .35
 Ratio of operating expenses to average net assets...............................           %       1.33%       1.33%       1.33%
 Ratio of net investment income to average net assets............................           %       5.54%       5.87%       5.66%
 Number of units outstanding at end of year (thousands)..........................                  9,325      10,694      12,489
 Portfolio turnover rate.........................................................           %        138%         27%         24%

                    CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                       1992        1991        1990*       1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .311     $  .299     $  .277     $  .270
 Operating expenses..............................................................     .061        .056        .048        .047
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .250        .243        .229        .223
 Unit Value at beginning of year.................................................    3.799       3.357       3.129       2.852
 Net realized and change in unrealized gains (losses)............................     .003        .199       (.001)       .054
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 4.052     $ 3.799     $ 3.357     $ 3.129
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .25         .44         .23         .28
 Ratio of operating expenses to average net assets...............................     1.58%       1.57%       1.57%       1.57  %
 Ratio of net investment income to average net assets............................     6.38%       6.84%       7.06%       7.44  %
 Number of units outstanding at end of year (thousands)..........................   20,250      17,211      14,245      13,135
 Portfolio turnover rate.........................................................       23%         21%         41%         33  %
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                         1992        1991        1990*       1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .317     $  .304     $  .281     $  .270
 Operating expenses..............................................................     .050        .048        .040        .035
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .267        .256        .241        .235
 Unit Value at beginning of year.................................................    3.880       3.421       3.181       2.892
 Net realized and change in unrealized gains (losses)............................     .003        .203       (.001)       .054
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 4.150     $ 3.880     $ 3.421     $ 3.181
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .27         .46         .24          29
 Ratio of operating expenses to average net assets...............................     1.33%       1.33%       1.33%       1.33  %
 Ratio of net investment income to average net assets............................     6.61%       7.09%       7.31%       7.60  %
 Number of units outstanding at end of year (thousands)..........................   13,416      14,629      16,341      18,248
 Portfolio turnover rate.........................................................       23%         21%         41%         33  %

                    CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                       1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .259     $  .245
 Operating expenses..............................................................     .046        .042
                                                                                   -------     -------
 Net investment income...........................................................     .213        .203
 Unit Value at beginning of year.................................................    2.697       2.629
 Net realized and change in unrealized gains (losses)............................    (.058)      (.135)
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 2.852     $ 2.697
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .16         .07
 Ratio of operating expenses to average net assets...............................     1.58%       1.57%
 Ratio of net investment income to average net assets............................     7.67%       7.72%
 Number of units outstanding at end of year (thousands)..........................    9,457       7,560
 Portfolio turnover rate.........................................................       17%         17%
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                         1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .259     $  .245
 Operating expenses..............................................................     .037        .034
                                                                                   -------     -------
 Net investment income...........................................................     .222        .211
 Unit Value at beginning of year.................................................    2.728       2.652
 Net realized and change in unrealized gains (losses)............................    (.058)      (.135)
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 2.892     $ 2.728
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .16         .08
 Ratio of operating expenses to average net assets...............................     1.33%       1.32%
 Ratio of net investment income to average net assets............................     7.82%       7.87%
 Number of units outstanding at end of year (thousands)..........................   21,124      24,703
 Portfolio turnover rate.........................................................       17%         17%


* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account QB.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account MM Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                    CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                         1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .127     $  .087     $  .065
 Operating expenses..............................................................                   .034        .032        .031
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .093        .055        .034
 Unit Value at beginning of year.................................................                  2.084       2.029       1.995
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 2.177     $ 2.084     $ 2.029
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................                    .09         .06         .03
 Ratio of operating expenses to average net assets...............................           %       1.57%       1.57%       1.57%
 Ratio of net investment income to average net assets............................           %       4.36%       2.72%       1.68%
 Number of units outstanding at end of year (thousands)..........................                 35,721      39,675      34,227
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                           1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .130     $  .091     $  .067
 Operating expenses..............................................................                   .030        .028        .027
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .100        .063        .040
 Unit Value at beginning of year.................................................                  2.146       2.083       2.043
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 2.246     $ 2.146     $ 2.083
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................                    .10         .06         .04
 Ratio of operating expenses to average net assets...............................           %       1.33%       1.33%       1.33%
 Ratio of net investment income to average net assets............................           %       4.61%       2.98%       1.93%
 Number of units outstanding at end of year (thousands)..........................                    206         206         218

                    CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                       1992        1991        1990*       1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .077     $  .118     $  .149     $  .156
 Operating expenses..............................................................     .031        .030        .029        .027
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .046        .088        .120        .129
 Unit Value at beginning of year.................................................    1.949       1.861       1.741       1.612
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 1.995     $ 1.949     $ 1.861     $ 1.741
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................      .05         .09         .12         .13
 Ratio of operating expenses to average net assets...............................     1.57%       1.57%       1.57%       1.57  %
 Ratio of net investment income to average net assets............................     2.33%       4.66%       6.68%       7.65  %
 Number of units outstanding at end of year (thousands)..........................   42,115      55,013      67,343      57,916
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                         1992        1991        1990*       1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .079     $  .120     $  .151     $  .156
 Operating expenses..............................................................     .027        .026        .024        .021
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .052        .094        .127        .135
 Unit Value at beginning of year.................................................    1.991       1.897       1.770       1.635
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 2.043     $ 1.191     $ 1.897     $ 1.770
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................      .05         .09         .13         .14
 Ratio of operating expenses to average net assets...............................     1.33%       1.33%       1.33%       1.33  %
 Ratio of net investment income to average net assets............................     2.58%       4.90%       6.93%       7.81  %
 Number of units outstanding at end of year (thousands)..........................      227         262         326         367

                    CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                       1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .118     $  .101
 Operating expenses..............................................................     .023        .023
                                                                                   -------     -------
 Net investment income...........................................................     .095        .078
 Unit Value at beginning of year.................................................    1.517       1.439
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 1.612     $ 1.517
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................      .10         .08
 Ratio of operating expenses to average net assets...............................     1.56%       1.57%
 Ratio of net investment income to average net assets............................     6.02%       5.27%
 Number of units outstanding at end of year (thousands)..........................   41,449      49,918
                     CONTRACTS ISSUED PRIOR TO MAY 16, 1983                         1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .118     $  .101
 Operating expenses..............................................................     .018        .018
                                                                                   -------     -------
 Net investment income...........................................................     .100        .083
 Unit Value at beginning of year.................................................    1.535       1.452
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 1.635     $ 1.535
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................      .10         .08
 Ratio of operating expenses to average net assets...............................     1.31%       1.32%
 Ratio of net investment income to average net assets............................     6.19%       5.49%
 Number of units outstanding at end of year (thousands)..........................      497         592


* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account TGIS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                                                                                1996        1995        1994
------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...................................................................    $           $  .083     $  .064
 Operating expenses........................................................................                   .057**      .041**
                                                                                               -------     -------     -------
 Net investment income.....................................................................                   .026        .023
 Unit Value at beginning of year...........................................................    $           $ 1.695     $ 1.776
 Net realized and change in unrealized gains (losses)......................................                   .542       (.104)
                                                                                               -------     -------     -------
 Unit Value at end of year.................................................................    $           $ 2.263     $ 1.695
                                                                                               =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value.....................................................                    .57        (.08)
 Ratio of operating expenses to average net assets*........................................           %       2.82%**     2.82%**
 Ratio of net investment income to average net assets*.....................................           %       1.37%       1.58%
 Number of units outstanding at end of year (thousands)....................................                    105      29,692
 Portfolio turnover rate...................................................................           %         79%         19%

                                                                                              1993        1992        1991
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...................................................................  $  .043     $  .046     $  .045
 Operating expenses........................................................................     .042**      .045**      .045   **
                                                                                             -------     -------     -------
 Net investment income.....................................................................     .001        .001          --
 Unit Value at beginning of year...........................................................  $ 1.689     $ 1.643     $ 1.391
 Net realized and change in unrealized gains (losses)......................................    0.086       0.045       0.252
                                                                                             -------     -------     -------
 Unit Value at end of year.................................................................  $ 1.776     $ 1.689     $ 1.643
                                                                                             =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value.....................................................      .09         .05         .25
 Ratio of operating expenses to average net assets*........................................     2.82%**     2.82%**     2.82    %**
 Ratio of net investment income to average net assets*.....................................     0.08%       0.78%       1.33  %
 Number of units outstanding at end of year (thousands)....................................       --     217,428          --
 Portfolio turnover rate...................................................................       70%        119%        489  %

                                                                                              1990        1989        1988
------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...................................................................  $  .099     $  .161     $  .044
 Operating expenses........................................................................     .034**      .023        .017
                                                                                             -------     -------     -------
 Net investment income.....................................................................     .065        .138        .027
 Unit Value at beginning of year...........................................................  $ 1.447     $ 1.108     $ 1.000
 Net realized and change in unrealized gains (losses)......................................    (.121)       .201        .081
                                                                                             -------     -------     -------
 Unit Value at end of year.................................................................  $ 1.391     $ 1.447     $ 1.108
                                                                                             =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value.....................................................     (.06)        .34         .11
 Ratio of operating expenses to average net assets*........................................     2.41%**     1.57%       1.57%
 Ratio of net investment income to average net assets*.....................................     1.86%       2.81%       2.55%
 Number of units outstanding at end of year (thousands)....................................    5,708          --       3,829
 Portfolio turnover rate...................................................................      653%        149%        268%


 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TGIS, or by contractual surrender to the extent allowed under federal tax law.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES* PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account TSB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                                                                      1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .074     $  .055     $  .041
 Operating expenses..............................................................                   .035**      .036**      .037**
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .039        .019        .004
 Unit value at beginning of year.................................................                  1.292       1.275       1.271
 Net realized and change in unrealized gains (losses)***.........................                   .002       (.002)         --
                                                                                     -------     -------     -------     -------
 Unit value at end of year.......................................................    $           $ 1.333     $ 1.292     $ 1.275
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................                    .04         .02          --
 Ratio of operating expenses to average net assets****...........................           %       2.82%**     2.82%**     2.82%**
 Ratio of net investment income to average net assets****........................           %       3.17%       1.45%        .39%
 Number of units outstanding at end of year (thousands)..........................                     --     216,713     353,374

                                                                                    1992        1991        1990        1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .054     $  .076     $  .099     $  .102
 Operating expenses..............................................................     .041**      .036**      .030**      .017
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .013        .040        .069        .085
 Unit value at beginning of year.................................................    1.258       1.218       1.149       1.064
 Net realized and change in unrealized gains (losses)***.........................       --          --          --          --
                                                                                   -------     -------     -------     -------
 Unit value at end of year.......................................................  $ 1.271     $ 1.258     $ 1.218     $ 1.149
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................      .01         .04         .07         .09
 Ratio of operating expenses to average net assets****...........................     2.82%**     2.82%**     2.41%**     1.57    %
 Ratio of net investment income to average net assets****........................     1.12%       3.07%       5.89%       7.63  %
 Number of units outstanding at end of year (thousands)..........................  173,359     439,527     369,769     360,074

                                                                                    1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .078     $  .003
 Operating expenses..............................................................     .016        .001
                                                                                   -------     -------
 Net investment income...........................................................     .062        .002
 Unit value at beginning of year.................................................    1.002       1.000
 Net realized and change in unrealized gains (losses)***.........................       --          --
                                                                                   -------     -------
 Unit value at end of year.......................................................  $ 1.064     $ 1.002
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value......................................................      .06          --
 Ratio of operating expenses to average net assets****...........................     1.57%       1.57%
 Ratio of net investment income to average net assets****........................     6.51%       2.69%
 Number of units outstanding at end of year (thousands)..........................  356,969     288,757


  * Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

 ** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TSB, or by contractual surrender to the extent allowed under federal tax law.

 *** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

**** Annualized.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account TAS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                                                                      1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .042     $  .036     $  .037
 Operating expenses..............................................................                   .057**      .049**      .048**
                                                                                     -------     -------     -------     -------
 Net investment income (loss)....................................................                  (.015)      (.013)      (.011)
 Unit Value at beginning of year.................................................                  1.706       1.838       1.624
 Net realized and unrealized gains (losses)......................................                   .652       (.119)       .225
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 2.253     $ 1.706     $ 1.838
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................                    .55        (.13)        .21
 Ratio of operating expenses to average net assets*..............................           %       2.83%**     2.80%**     2.82%**
 Ratio of net investment income to average net assets*...........................           %       (.74)%      (.72)%      (.80)%
 Number of units outstanding at end of year (thousands)..........................                 45,575      25,109      43,059
 Portfolio turnover rate.........................................................           %        113%        142%         71%

                                                                                    1992        1991        1990+       1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .041     $  .044     $  .045     $  .052
 Operating expenses..............................................................     .043**      .039**      .073**      .051
                                                                                   -------     -------     -------     -------
 Net investment income (loss)....................................................    (.002)       .005       (.028)       .001
 Unit Value at beginning of year.................................................    1.495       1.136       1.189       1.059
 Net realized and unrealized gains (losses)......................................     .131        .354       (.025)       .129
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 1.624     $ 1.495     $ 1.136     $ 1.189
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................     (.13)        .36        (.05)        .13
 Ratio of operating expenses to average net assets*..............................     2.93%**     2.99%**     2.64%**     1.95    %
 Ratio of net investment income to average net assets*...........................     (.12)%       .37%      (3.73)%       .91   %
 Number of units outstanding at end of year (thousands)..........................   20,225      19,565       5,585           0
 Portfolio turnover rate.........................................................      269%        261%          0%         77  %

                                                                                    1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .008     $  .001
 Operating expenses..............................................................     .015        .000
                                                                                   -------     -------
 Net investment income (loss)....................................................    (.007)       .001
 Unit Value at beginning of year.................................................    1.001       1.000
 Net realized and unrealized gains (losses)......................................     .065        .000
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 1.059     $ 1.001
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .06         .00
 Ratio of operating expenses to average net assets*..............................     1.95%       1.95%
 Ratio of net investment income to average net assets*...........................     (.88)%      4.90%
 Number of units outstanding at end of year (thousands)..........................        0         841
 Portfolio turnover rate.........................................................      127%          0


 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner and were not recorded in the financial statements of Account TAS, or by contractual surrender to the extent allowed under federal tax law.

 + On May 1, 1990, TIMCO replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TAS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
   PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the per unit data for each of the six years in the period ended December 31, 1996 is contained in the Account TB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                                                                      1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................    $           $  .071     $  .007     $  .054
 Operating expenses..............................................................                   .031**      .006**      .036**
                                                                                     -------     -------     -------     -------
 Net investment income...........................................................                   .040        .001        .018
 Unit Value at beginning of year.................................................                  1.215       1.234       1.132
 Net realized and change in unrealized gains (losses)............................                   .128       (.020)       .084
                                                                                     -------     -------     -------     -------
 Unit Value at end of year.......................................................    $           $ 1.383     $ 1.215     $ 1.234
                                                                                     =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................                    .17        (.02)        .10
 Ratio of operating expenses to average net assets*..............................           %       3.00%**     3.00%**     3.00%**
 Ratio of net investment income to average net assets*...........................           %       3.98%       1.02%       1.48%
 Number of units outstanding at end of year (thousands)..........................                 11,466          --      20,207
 Portfolio turnover rate.........................................................           %        117%         --         190%

                                                                                    1992        1991        1990+       1989
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .051     $  .052     $  .072     $  .147
 Operating expenses..............................................................     .032**      .031**      .018**      .023
                                                                                   -------     -------     -------     -------
 Net investment income...........................................................     .019        .021        .054        .124
 Unit Value at beginning of year.................................................    1.087        .994       1.036       1.114
 Net realized and change in unrealized gains (losses)............................     .026        .072       (.096)      (.202)
                                                                                   -------     -------     -------     -------
 Unit Value at end of year.......................................................  $ 1.132     $ 1.087     $  .994     $ 1.036
                                                                                   =======     =======     =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .05         .09        (.04)       (.08)
 Ratio of operating expenses to average net assets*..............................     2.99%**     3.00%**     2.58%**     2.02    %
 Ratio of net investment income to average net assets*...........................     1.71%       3.07%       3.88%      11.15  %
 Number of units outstanding at end of year (thousands)..........................   21,868      19,521      14,115         660
 Portfolio turnover rate.........................................................      505%        627%        370%         10  %

                                                                                    1988        1987
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income.........................................................  $  .141     $  .001
 Operating expenses..............................................................     .022        .001
                                                                                   -------     -------
 Net investment income...........................................................     .119        .000
 Unit Value at beginning of year.................................................    1.000       1.000
 Net realized and change in unrealized gains (losses)............................    (.005)         --
                                                                                   -------     -------
 Unit Value at end of year.......................................................  $ 1.114     $ 1.000
                                                                                   =======     =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...........................................      .11         .00
 Ratio of operating expenses to average net assets*..............................     2.04%       1.78%
 Ratio of net investment income to average net assets*...........................    11.12%       (.95)
 Number of units outstanding at end of year (thousands)..........................      830         625
 Portfolio turnover rate.........................................................       26%          0%


 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TB, or by contractual surrender to the extent allowed under federal tax law.

 + On May 1, 1990, TAMIC replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TB.

                                   APPENDIX B

--------------------------------------------------------------------------------

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Accounts and The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers and The Separate Accounts
        The Insurance Company
        The Separate Accounts
     Investment Restrictions
        The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Timed Growth and Income Stock Account for Variable
Annuities
        The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
        The Travelers Timed Bond Account for Variable Annuities
        The Travelers Money Market Account for Variable Annuities
        The Travelers Timed Short-Term Bond Account for Variable Annuities Description of Certain Types of Investments and Investment Techniques
      Available to the Separate Accounts
        Writing Covered Call Options
        Buying Put and Call Options
        Futures Contracts
        Money Market Instruments
     Investment Management and Advisory Services
        Advisory Fees
        TIMCO
        TAMIC
     Valuation of Separate Account Assets
     Net Investment Factor
     Performance Data
        Yield Quotations of Account MM
        Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS,
         TSB, TAS, TB and Fund U
     The Board of Managers
     Distribution and Management Services
     Securities Custodian
     Independent Accountants
     Financial Statements

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997 (FORM NO. L-11165S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.


     Name:

     Address:

                        THE TRAVELERS UNIVERSAL ANNUITY

                              INDIVIDUAL AND GROUP
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

L-11165  Printed in U.S.A.
         TIC Ed. 5-97

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               UNIVERSAL ANNUITY


               STATEMENT OF ADDITIONAL INFORMATION:  MAY 1, 1997


--------------------------------------------------------------------------------
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
--------------------------------------------------------------------------------

                     VARIABLE ANNUITY CONTRACTS  ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 1997. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-9368. This Statement of Additional Information should be read in conjuction with the accompanying 1996 Annual Report for the Separate Accounts.


                               TABLE OF CONTENTS

                                                                                           PAGE
DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY AND
  THE SEPARATE ACCOUNTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
  The Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
  The Separate Accounts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
  The Travelers Growth and Income Stock Account for Variable Annuities  . . . . . . . . .    3
  The Travelers Timed Growth and Income Stock Account for Variable Annuities  . . . . . .    3
  The Travelers Timed Aggressive Stock Account for Variable Annuities . . . . . . . . . .    5
  The Travelers Quality Bond Account for Variable Annuities . . . . . . . . . . . . . . .    6
  The Travelers Timed Bond Account for Variable Annuities . . . . . . . . . . . . . . . .    7
  The Travelers Money Market Account for Variable Annuities . . . . . . . . . . . . . . .    9
  The Travelers Timed Short-Term Bond Account for Variable Annuities  . . . . . . . . . .   10
DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
AVAILABLE TO THE SEPARATE ACCOUNTS  . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
  WRITING COVERED CALL OPTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
  BUYING PUT AND CALL OPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
  FUTURES CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
  MONEY MARKET INSTRUMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
INVESTMENT MANAGEMENT AND ADVISORY SERVICES . . . . . . . . . . . . . . . . . . . . . . .   18
  Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
  TIMCO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
  TAMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
VALUATION OF SEPARATE ACCOUNT ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .   22
NET INVESTMENT FACTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   22
PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
  Yield Quotations of Account MM  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
  Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB
   and Fund U . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
THE BOARD OF MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   26
DISTRIBUTION AND MANAGEMENT SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . .   28
SECURITIES CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   F-1

                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                           AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is a wholly owned subsidiary of The Travelers Insurance Group, Inc., a holding company which is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

THE SEPARATE ACCOUNTS

         Each of the Separate Accounts available under the variable annuity contracts described in this Statement of Additional Information meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.


                            INVESTMENT RESTRICTIONS

         The Separate Accounts described below each have different investment objectives and policies, as discussed in the Prospectus under "The Managed Separate Accounts" on page 24. Each Managed Separate Account has certain fundamental investment restrictions which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Accounts, as defined in the 1940 Act. Additionally, in accomplishing their respective investment objectives, each Account uses certain types of investments and investment techniques which are discussed under "Description of Certain Types of Investments and Investment Techniques Available to the Separate Accounts."

         The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.


THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions for Accounts GIS and TGIS, as set forth below, are identical, except where indicated. The investment restrictions set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account GIS or Account TGIS, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

         1. Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities.

         2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of Account GIS, or 10% of the value of the assets of Account TGIS, and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

         3. Securities of other issuers will not be underwritten, except that the Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

         4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

         5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

         6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

         7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

         8. Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of the Account not to exceed 5% of the voting securities of any one issuer.)

         9.  Senior securities will not be issued.

         10. Short sales of securities will not be made.

         11. Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

         12. The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

         13. Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of
             1933).

         Changes in the investments of Accounts GIS and TGIS may be made from time to time to take into account changes in the outlook for particular industries or companies. The Accounts' investments will not, however, be concentrated in any one industry; that is, no more than 25% of the value of their assets will be invested in any one industry. While Accounts GIS and TGIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than 10% of their investment portfolios.

         The assets of Accounts GIS and TGIS will be kept fully invested, except that (a) sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

         Although Accounts GIS and TGIS intend to purchase securities for long-term appreciation of capital and income, and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Accounts GIS and TGIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio turnover will be higher than normal since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account GIS for the years ended December 31, 1994, 1995 and 1996 was 103%, 96% and ____%, respectively. The portfolio turnover rate for Account TGIS for the years ended December 31, 1994, 1995 and 1996 was 19%, 79% and ____%, respectively.



THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TAS, as defined in the 1940 Act. Account TAS may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; Account TAS has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

         5. underwrite securities, except that Account TAS may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Account may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

         7.  invest for the primary purpose of control or management;

         8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9. make loans, except that Account TAS may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker- dealers; all such investments must be consistent with the Account's investment objective and policies;

         10. invest more than 25% of its total assets in the securities of issuers in any single industry;

         11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

         12. invest in interests in oil, gas or other mineral exploration or development programs; or

         13. invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of The Travelers Investment Management Company ("TIMCO") have a substantial interest.

         Account TAS may make investments in an amount of up to 10% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when Account TAS sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. Account TAS will not bear the expense of such registration. Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration. In determining securities subject to the 10% limitation, Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.


PORTFOLIO TURNOVER

         Although Account TAS intends to invest in securities selected primarily for prospective capital growth and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy, and will normally increase Account TAS's brokerage costs. While there is no restriction on portfolio turnover, Account TAS's portfolio turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for the years ended December 31, 1994, 1995 and 1996 was 142%, 113% and ___%, respectively.



THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

         1. Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities, for which there is no limit.

         2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

         3. Securities of other issuers will not be underwritten, except that Account QB could be deemed to be an underwriter when engaged in the sale of restricted securities.

         4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

         5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

         6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors.

         7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

         8. Not more than 10% of the voting securities of any one issuer will be acquired.

         9.  Senior securities will not be issued.

         10. Short sales of securities will not be made.

         11. Purchases will not be made on margin, except for any short-term credits that are necessary for the clearance of transactions and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

         12. Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

         13. The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

         The investments of Account QB will not be concentrated in any one industry; that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.


PORTFOLIO TURNOVER

         Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended December 31, 1994, 1995 and 1996 was 27%, 138% and ___%, respectively.



THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TB, as defined in the 1940 Act. Account TB may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities of the United States Government, its agencies or instrumentalities, for which there is no limit);

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; Account TB has no intention of attempting to increase its net income by borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

         5. underwrite securities, except that Account TB may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities Account TB may be deemed to be an underwriter, as defined in the 1933 Act;

         6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes as discussed above;

         7.  invest for the primary purpose of control or management;

         8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9. make loans, except that Account TB may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to brokers-dealers; all such investments must be consistent with the investment objective and policies;

         10. invest more than 25% of its total assets in the securities of issuers in any single industry (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit); or

         11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company. When consistent with its investment objectives, Account TB may purchase securities of brokers, dealers, underwriters or investment advisers. Account TB is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of Travelers Asset Management International Corporation ("TAMIC") have a substantial interest.

PORTFOLIO TURNOVER

         Brokerage costs associated with debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TB's turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account TB for the years ended December 31, 1994, 1995 and 1996 was 0%, 117% and ___%, respectively.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account MM operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account MM may not:

         1. purchase any security which has a maturity date more than one year from the date of the Account's purchase;

         2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities). Neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

         3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities); however, in accordance with Rule 2a-7 of the 1940 Act, to which the Account is subject, the Account will not invest more than 5% of its assets in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or its instrumentalities);

         5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

         8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

         9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

         10. issue senior securities.

PORTFOLIO TURNOVER

         A portfolio turnover rate is not applicable to Account MM which invests only in money market instruments.


THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account TSB operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TSB, as defined in the 1940 Act. Account TSB may not:

         1. purchase any security which has a maturity date more than three years from the date such security was purchased;

         2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

         3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

         8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

         9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

         10. issue senior securities.

PORTFOLIO TURNOVER

         Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TSB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TSB's turnover rate may be high since the Account is being timed by third party investment advisory services.

A portfolio turnover rate is not applicable to Account TSB which invests only in short-term instruments.



          DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT
                TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS

         Accounts GIS, TGIS, TAS and TB may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. These call options generally will be short-term contracts with a duration of nine months or less.

         The Accounts will write only "covered" call options, that is, they will own the underlying securities which are acceptable for escrow when they write the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. The Accounts will receive a premium for writing a call option, but give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Accounts will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an Account's total returns.

         The premium received for writing a covered call option will be recorded as a liability in each Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

         The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by the Accounts. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, the Accounts will be required to make escrow arrangements.

         In instances where the Accounts believe it is appropriate to close a covered call option, they can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. The Accounts may also, under certain circumstances, be able to transfer a previously written call option.

         A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If the Accounts cannot effect a closing transaction, they will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

         If a substantial number of the call options are exercised, the Accounts' rates of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS

         Accounts GIS, TGIS and TAS may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve contract owners' capital when market conditions warrant. The Accounts may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by the Accounts, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months.

         The Accounts will pay a premium in exchange for the right to purchase
(call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, each Account's risk is limited to the option premium paid.

         The Accounts may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

         Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

         Accounts GIS, TGIS and TAS will invest in stock index futures. A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to a specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Accounts may seek to protect the value of their equity securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Accounts can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. None of the Accounts will be a hedging fund; however, to the extent that any hedging strategies actually employed are successful, the Accounts will be affected to a lesser degree by adverse overall market price movements unrelated to the merits of specific portfolio equity securities than would otherwise be the case. Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.

INTEREST RATE FUTURES

         Accounts TGIS, TAS, QB and TB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Account's debt securities. An interest rate futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of debt securities having a standardized face value and rate of return.

         By purchasing interest rate futures (assuming a "long" position) the Accounts will be legally obligated to accept the future delivery of the underlying security and pay the agreed price. This would be done, for example, when the Account intends to purchase particular debt securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the debt securities should occur (with its concurrent reduction in yield), the increased cost of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the securities purchase.

         By selling interest rate futures held by it, or interest rate futures having characteristics similar to those held by it (assuming a "short" position), the Account will be legally obligated to make the future delivery of the security against payment of the agreed price. Such a position seeks to hedge against an anticipated rise in interest rates that would adversely affect the value of the Account's portfolio debt securities.

         Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Board of Managers to reflect the fair value of the contract, in which case the positions will be valued at fair value determined in good faith by or under the direction of the Board of Managers.

         Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.

FUTURES MARKETS AND REGULATIONS

         When a futures contract is purchased, the Accounts will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. The Accounts will incur brokerage fees in connection with their futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or interest rate futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, the Accounts realize a gain; if it is more, the Accounts realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Accounts realize a gain; if less, a loss. While futures positions taken by the Accounts will usually be liquidated in this manner, the Accounts may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Accounts will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

         A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         All stock index and interest rate futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). Stock index futures are currently traded on the New York Futures Exchange and the Chicago Mercantile Exchange. Interest rate futures are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.

         The investment advisers do not believe any of the Accounts to be a "commodity pool" as defined under the Commodity Exchange Act. The Accounts will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the Securities and Exchange Commission. The Accounts will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of their individual assets, after taking into account unrealized profits and unrealized losses on any such contracts which they have entered into. The Accounts will further seek to assure that fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, although there can be no assurance that the expected result will be achieved.

         As evidence of their hedging intent, the Accounts expect that on seventy-five percent (75%) or more of the occasions on which they purchase a long futures contract, they will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

         While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Accounts may benefit from the use of such futures, unanticipated changes in stock price movements or interest rates may result in a poorer overall performance for the Account than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Accounts may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

         In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by the Accounts is intended primarily to limit transaction and borrowing costs. At no time will the Accounts use financial futures for speculative purposes.

         Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the Accounts' portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation).

         The Accounts will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Accounts do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.
Additionally, Account TSB invests in Euro Certificates of Deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by Accounts MM or TSB must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS

         Investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

         Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

         In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

         As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

FOREIGN BANK OBLIGATIONS

         Accounts MM and TSB may invest in obligations of foreign branches of U.S. banks or U.S. branches of foreign banks. The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). In addition, evidences of ownership of such securities may be held outside the United States and Accounts MM and TSB may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

         Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a United States branch of a foreign bank than about a domestic bank.

                  INVESTMENT MANAGEMENT AND ADVISORY SERVICES

         The investments and administration of the separate accounts are under the direction of the Board of Managers. The Travelers Investment Management Company (TIMCO) furnishes investment management and advisory services to Accounts GIS, TGIS, TSB and TAS according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account TGIS and TIMCO and Account TSB and TIMCO, were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory Agreement between Account GIS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1994 by virtue of contract owner approval at a meeting held on April 22, 1994. The Investment Advisory Agreement between Account TAS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1996 by virtue of contract owner approval at a meeting held on April 19, 1996.

         Travelers Asset Management International Corporation (TAMIC) furnishes investment management and advisory services to Accounts QB, MM and TB according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account QB and TAMIC, Account MM and TAMIC, and Account TB and TAMIC, were each approved by a vote of variable annuity contract owners at their meeting held on April 23, 1993.

         The agreements between Accounts GIS, TGIS, TSB and TAS and TIMCO, and the agreements between Accounts QB, MM and TB and TAMIC, will all continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

         1. provides that for investment management and advisory services, the Company will pay to TIMCO and TAMIC, on an annual basis, an advisory fee based on the current value of the assets of the accounts for which TIMCO and TAMIC act as investment advisers (see "Advisory Fees" in the prospectus);

         2. may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

         3. will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Accounts. In addition, and in either event, the terms of the agreements must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreements, cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

         4.  will automatically terminate upon assignment.

ADVISORY FEES

         The advisory fee for each Separate Account is described in the prospectus.

         The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:


                       ACCOUNT GIS         ACCOUNT TSB        ACCOUNT TGIS       ACCOUNT TAS
                       -----------         -----------        ------------       -----------
           1994        $  1,368,700        $     821,532      $  322,065         $  279,503
           1995        $  1,700,124        $     444,029      $  479,029         $  215,616
           1996        $                   $                  $                  $

         The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:


                       ACCOUNT QB            ACCOUNT MM           ACCOUNT TB
           1994        $  572,484            $  262,326           $    18,297
           1995        $  547,715            $  254,985           $    62,947
           1996        $                     $                    $


                                     TIMCO

         Investment decisions for Accounts GIS, TGIS, TSB and TAS will be made independently from each other and from any other accounts that may be or become managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

         Subject to approval of the Board of Managers, and in accordance with the Investment Advisory Agreements, TIMCO will place purchase and sale orders for portfolio securities of the Accounts through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge.
The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities for purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Accounts GIS, TGIS, TSB and TAS, and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts, but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

         Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Accounts GIS, TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and managing the portfolios of Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized by TIMCO to other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.


         The total brokerage commissions paid by Account GIS for the fiscal years ended December 31, 1994, 1995 and 1996 were $991,682, $866,658 and $____, respectively. For the fiscal year ended December 31, 1996, portfolio transactions in the amount of $______ were directed to certain brokers because of research services, of which $_____ was paid in commissions with respect to these transactions. Commissions in the amount of $______ and $_____ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, _____% and ____% of Account GIS's aggregate brokerage commissions paid to such brokers during 1996. The percentage of the Account GIS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ___% and___% respectively.

         The total brokerage commissions paid by Account TGIS for the fiscal years ended December 31, 1994, 1995 and 1996 were $40,276, $260,684 and $_____, respectively. For the fiscal year ended December 31, 1996, portfolio transactions in the amount of $_______ were directed to certain brokers because of research services, of which $_____ was paid in commissions with respect to these transactions. Commissions in the amount of $_____ and $____ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, ____% and ____% of Account TGIS's aggregate brokerage commissions paid to such brokers during 1996. The percentage of the Account TGIS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ___% and ___% respectively.


         The total brokerage commissions paid by Account TAS for the fiscal years ended December 31, 1994, 1995 and 1996 were $458,081, $247,733 and $____, respectively. For the fiscal year ended December 31, 1996, portfolio transactions in the amount of $______ were directed to certain brokers because of research services, of which $______ was paid in commissions with respect to these transactions. Commissions in the amount of $____ and $____ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, ____% and ____% of Account TAS's aggregate brokerage commissions paid to such brokers during 1996. The percentage of the Account TAS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ___% and ____%, respectively.

         No formulas were used in placing portfolio transactions with brokers which provided research services, and no specific amount of transactions was allocated for research services.


                                     TAMIC

         Investment advice and management for TAMIC's clients (Accounts QB, MM and TB) are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts QB, MM or TB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts QB, MM or TB are concerned. In other cases, however, it is believed that the ability of the accounts to participate in volume transactions will produce better executions for the accounts.


BROKERAGE

         Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Accounts QB and TB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Accounts QB and TB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Accounts QB and TB may indirectly benefit from information made available as a result of transactions for such clients.

         Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Accounts QB and TB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Accounts QB and TB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         TAMIC may follow a policy of considering the sale of units of Account QB and TB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

         The policy of TAMIC with respect to brokerage is and will be reviewed by the Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.


         The total brokerage commissions paid by Account QB for the fiscal years ended December 31, 1994, 1995 and 1996 were $82,390, $549,540 and $_____, respectively. For the fiscal year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. Commissions in the amount of $______ and $_____ were paid to Shearson/American Express and Smith Barney Inc., respectively, both affiliates of TIMCO, which equals, for each, ___% and ____% of Account QB's aggregate brokerage commissions paid to such brokers during 1996. The percentage of the Account QB's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was ____% and ____% respectively.

         The total brokerage commissions paid by Account TB for the fiscal years ended December 31, 1994, 1995 and 1996 were $46,680, $65,596 and
$_______, respectively. For the fiscal year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services.


PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Managers, TAMIC is responsible for the investment decisions and the placement of orders for portfolio transactions of Account MM. Portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter, and transactions with dealers normally reflect the spread between the bid and asked prices. TAMIC seeks to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.


                      VALUATION OF SEPARATE ACCOUNT ASSETS

         The value of the assets of each Separate Account is determined on each Valuation Date as of the close of the New York Stock Exchange. If the New York Stock Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.


                             NET INVESTMENT FACTOR

         The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

         (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.


                                PERFORMANCE DATA

YIELD QUOTATIONS OF ACCOUNT MM

         Yield quotations of Account MM are calculated using the base period return for a seven-day period. The base period return is calculated using a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the period; base period return per accumulation unit is equal to accrued interest on portfolio securities plus or minus amortized purchase discount or premium less all accrued expenses for investment advisory fees and mortality and expense guarantees, and less a pro rata portion of the contract administrative charge (calculated in the manner described under "Average Annual Total Return" below), divided by the accumulation unit value at the beginning of the period. Realized capital gains or losses and unrealized appreciation or depreciation of the portfolio are not included in the base period return, but are included in accumulation unit values.

         Current yield is equal to the base period return multiplied by 365, and the result divided by 7. The current yield for Account MM for the seven-day period ended December 31, 1996 was _____%.

         Effective yield, which includes the effects of compounding, is equal to the sum of 1 plus the base period return, raised to a power equal to 365 divided by 7, minus 1. The effective yield for Account MM for the seven-day period ended December 31, 1996 was _____%.


         These quotations do not reflect a deduction for any applicable surrender charge. If the surrender charge was included, yield and effective yield would be reduced.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS OF ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS, TB AND FUND U

         STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Investment Alternative, and then related to ending redeemable values over one-, five-and ten-year periods (or fractional portions thereof). The quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual administrative charge ($15) is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable surrender charge at that time. For Underlying Funds that were in existence prior to the date they became available under Fund U, average annual total return calculations may include periods prior to their availability under Fund U. Such returns will be calculated by adjusting the actual returns of the underlying funds to reflect the charges that would have been assessed under Fund U had the underlying fund been available under Fund U during that period. For Accounts TGIS, TSB, TAS and TB, market timing fees are included in expenses in the calculation of performance for periods on or after May 1, 1990, the date on which the market timing fee became a charge against the daily assets of the timed accounts. The performance for periods prior to May 1, 1990 does not reflect the deduction of the market timing fee.

         NONSTANDARDIZED METHOD. Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U may also show the percentage change in the value of an Accumulation Unit based on the performance of the Account over a period of time, usually for the calendar year-to-date, and for the past one- , three- , five- and seven-year periods, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit Value at the beginning of the period. This percentage figure will reflect the deduction of any asset based charges under the contracts, but will not reflect the deduction of the semiannual administrative charge or surrender charge. The deduction of the semi-annual administrative charge or surrender charge would reduce any percentage increase or make greater any percentage decrease. For Underlying Funds that were in existence prior to the date they became available under Fund U, the percentage change in the value of an accumulation unit based on the performance of Fund U over a period of time may include periods prior to their availability under Fund U. Such returns will be calculated by adjusting the actual returns of the underlying funds to reflect the charges that would have been assessed under Fund U had the underlying fund been available under Fund U during that period.

         TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS. Because Accounts TGIS, TSB, TAS and TB are primarily available to Contract Owners who have entered into third party market timing services agreements, the Accounts may experience wide fluctuations in assets over a given time period. Consequently, performance data computed according to both the standardized and nonstandardized methods for Accounts TGIS, TSB, TAS and TB may not always be useful in evaluating the performance of these Accounts. In addition, performance data for Accounts TGIS, TSB, TAS and TB alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

GENERAL. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.


         Average annual total returns of each Separate Account computed according to the standardized and non-standardized methods for the periods ended December 31, 1996 are set forth in the following table.

                                          STANDARDIZED                  NON-STANDARDIZED                  INCEPTION
                                                                                                          DATE
                              1 YEAR    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
 Account GIS                          %          %           %          %          %         %   %             5/83
 Account QB                           %          %           %          %          %         %   %             5/83
 Account MM                           %          %           %          %          %         %   %             5/83
 Account TGIS                         %          %           %          %          %         %        --       1/88
 Account TSB(1)                       %          %           %          %          %         %        --      11/87
 Account TAS                          %          %           %          %          %         %        --      11/87
 Account TB                           %          %           %          %          %         %        --      11/87
 FUND U **--
 Managed Assets Trust                 %          %           %          %          %         %          %
 High Yield Bond Trust                %          %           %          %          %         %          %      5/83
 Capital Appreciation                 %          %           %          %          %         %          %      5/83
 Fund(2)
 U.S. Government Securities           %          %           %          %          %        --        --       1/92
 Portfolio
 Social Awareness Stock               %          %           %          %          %        --        --       5/92
 Portfolio
 Utilities Portfolio                  %          %           %          %          %        --        --       2/94
 Templeton Bond Fund                  %          %           %          %          %         %          %      8/88
 Templeton Stock Fund                 %          %           %          %          %         %          %      8/88
 Templeton Asset Allocation           %          %           %          %          %         %          %      8/88
 Fund
 Fidelity's High Income               %          %           %          %          %         %          %      9/85
 Portfolio
 Fidelity's Equity-Income             %          %           %          %          %         %          %     10/86
 Portfolio
 Fidelity's Growth Portfolio          %          %           %          %          %         %          %     10/86
 Fidelity's Asset Manager             %          %           %          %          %         %          %      9/89
 Portfolio
 Dreyfus Stock Index Fund             %          %           %          %          %         %          %      9/89
 American Odyssey Core                %          %         --           %          %        --         --      5/93
 Equity Fund
 American Odyssey Emerging            %          %         --           %          %        --         --      5/93
 Opportunities Fund
 American Odyssey                     %          %         --           %          %        --         --      5/93
 International Equity Fund
 American Odyssey Long-Term           %          %         --           %          %        --         --      5/93
 Bond Fund
 American Odyssey                     %          %         --           %          %        --         --      5/93
 Intermediate-Term Bond Fund
 American Odyssey Short-Term          %          %         --           %          %        --         --      5/93
 Bond Fund
 Smith Barney Income and              %          %          --          %          %        --         --      6/94
 Growth Portfolio
 Alliance Growth Portfolio            %          %          --          %          %        --         --      6/94

 Smith Barney International           %          %          --          %          %        --         --      6/94
 Equity Portfolio
 Putnam Diversified Income            %          %          --          %          %        --         --      6/94
 Portfolio
 Smith Barney High Income             %          %          --          %          %        --         --      6/94
 Portfolio
 MFS Total Return Portfolio           %          %          --          %          %        --         --      6/94


* Since inception date.

** For those Fund U sub-accounts that invest in underlying funds that were in existence prior to the date on which the underlying fund became available under the Contract, performance figures represent actual returns of the underlying funds, adjusted to reflect the charges that would have been assessed had those underlying funds been offered under Fund U during the entire period shown.

(1) Formerly The Travelers Timed Money Market Account for Variable Annuities (Account TMM).

(2) Formerly Aggressive Stock Trust.

                             THE BOARD OF MANAGERS

         The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB are elected annually by those Contract Owners participating in the Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.


 Name                                  Present Position and Principal Occupation During Last Five Years
 ----                                  ----------------------------------------------------------------
 *Heath B. McLendon                    Managing Director (1993-present), Smith Barney Inc. ("Smith Barney");
  Chairman and Member                  Chairman (1993-present),  Smith Barney Strategy Advisors, Inc.;
  388 Greenwich Street                 President (1994-present), Smith Barney Mutual Funds Management Inc.;
  New York, New York                   Chairman and Director of forty-one investment companies associated with
  Age 63                               Smith Barney; Chairman, Board of  Trustees, Drew University; Trustee,
                                       The East New York Savings Bank; Advisory Director, First Empire State
                                       Corporation; Chairman, Board of Managers, seven Variable Annuity
                                       Separate Accounts of The Travelers Insurance Company+; Chairman, Board
                                       of Trustees, five Mutual Funds sponsored by The Travelers Insurance
                                       Company++; prior to July 1993, Senior Executive Vice President of
                                       Shearson Lehman Brothers Inc.

  Knight Edwards                       Of Counsel (1988-present), Edwards & Angell, Attorneys; Member,
  Member                               Advisory Board (1973-1994), thirty-one mutual funds sponsored by
  2700 Hospital Trust Tower            Keystone Group, Inc.; Member, Board of Managers, seven Variable Annuity
  Providence, Rhode Island             Separate Accounts of The Travelers Insurance Company+; Trustee, five
  Age 73                               Mutual Funds sponsored by The Travelers Insurance Company++.

  Robert E. McGill, III                Retired manufacturing executive.  Director (1983-1995), Executive Vice
  Member                               President (1989-1994) and Senior Vice President, Finance and
  295 Hancock Street                   Administration (1983-1989), The Dexter Corporation (manufacturer of
  Williamstown, Massachusetts          specialty chemicals and materials); Vice Chairman (1990-1992), Director
  Age 65                               (1983-1995), Life Technologies, Inc.   (life   science/biotechnology
                                       products);  Director, (1994-present), The Connecticut Surety Corporation
                                       (insurance); Director (1995-present), Calbiochem  Novachem International
                                       (life science/biotechnology products); Director  (1995-present), Chemfab
                                       Corporation (specialty materials manufacturer);  Member, Board of
                                       Managers, seven Variable Annuity Separate Accounts of The Travelers
                                       Insurance Company+; Trustee, five  Mutual Funds sponsored by The
                                       Travelers Insurance Company++.

  Lewis Mandell                        Dean, College of Business Administration (1995-present), Marquette
  Member                               University; Professor of Finance (1980-1995) and Associate Dean
  606 N. 13th Street                   (1993-1995), School of Business Administration, and Director, Center
  Milwaukee, WI 53233                  for Research and Development in Financial Services (1980-1995),
  Age 54                               University of Connecticut; Director (1992-present), GZA
                                       Geoenvironmental Tech, Inc.  (engineering  services); Member, Board of
                                       Managers, seven Variable Annuity Separate Accounts of The Travelers
                                       Insurance Company+; Trustee, five Mutual Funds sponsored by The
                                       Travelers Insurance Company++.

 Frances M. Hawk                      Portfolio Manager (1992-present), HLM Management Company, Inc.
 Member                               (investment management); Assistant Treasurer, Pensions and Benefits.
 222 Berkeley Street                  Management (1989-1992), United Technologies Corporation (broad- based
 Boston, Massachusetts                designer and manufacturer of high technology products);  Member, Board
 Age 49                               of  Managers, seven Variable Annuity Separate Accounts of The Travelers
                                      Insurance  Company+; Trustee, five Mutual Funds sponsored by The
                                      Travelers Insurance Company++.

 Ernest J. Wright                     Assistant Secretary (1994-present), Counsel (1987-present), The
 Secretary to the Board               Travelers Insurance Company; Secretary,  Board of Managers, seven
 One Tower Square                     Variable Annuity Separate Accounts of The Travelers Insurance Company+;
 Hartford, Connecticut                Secretary, Board of Trustees, five Mutual Funds sponsored by The
 Age 56                               Travelers Insurance Company++.

 Kathleen A. McGah                    Assistant Secretary and  Counsel (1995-present), The Travelers Insurance
 Assistant Secretary to the Board     Company; Assistant Secretary, Board of Managers, seven Variable Annuity
 One Tower Square                     Separate Accounts of The  Travelers Insurance Company+; Assistant
 Hartford, Connecticut                Secretary, Board of Trustees, five Mutual Funds sponsored by  The
 Age 46                               Travelers Insurance Company++.  Prior to January 1995, Counsel, ITT
                                      Hartford Life Insurance Company.


+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Cash Income Trust, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

     *Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney Inc., an indirect wholly owned subsidiary of Travelers Group Inc. and also owns shares and options to purchase shares of Travelers Group Inc., the indirect parent of The Travelers Insurance Company.

         The Company is responsible for payment of the fees and expenses of the Board of Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.


         Members of the Board of Managers who are also officers or employees of Travelers Group Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Managers who are not affiliated as employees of Travelers Group Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended.

                     DISTRIBUTION AND MANAGEMENT SERVICES

         Under the terms of a Distribution and Management Agreement between each Separate Account, the Company and Tower Square Securities, Inc., the Company provides all sales and administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Accounts and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Accounts and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. In addition, under the terms of the Distribution and Management Agreements between the Company and Accounts TGIS, TSB, TAS and TB, the Company deducts amounts necessary to pay fees to third-party registered investment advisers which provide market timing investment advisory services to Contract Owners in those accounts and, in turn, pays such fees to the registered investment advisers. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.

         The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Distribution and Management Agreements:




 SEPARATE ACCOUNT           1996                 1995                 1994
 ----------------           ----                 ----                 ----
 GIS                                        $  4,557,639         $  4,025,788
 QB                                         $  2,119,384         $  2,156,643
 MM                                         $  1,122,833         $  1,107,288
 U                                          $ 27,747,007         $ 17,248,780
 TGIS                                       $  1,986,950         $  1,409,471
 TSB                                        $  1,860,151         $  3,525,570
 TAS                                        $    906,250         $  1,238,375
 TB                                         $    179,197         $     47,835



                             SECURITIES CUSTODIAN

         Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the custodian of the portfolio securities and similar investments of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB.


                           INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P., independent accountants, 100 Pearl Street, Hartford, Connecticut, are the independent auditors for Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U. The services provided to these Separate Accounts include primarily the examination of the Accounts' financial statements. The financial statements of Account GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U appear in the Annual Reports for each, which are incorporated herein by reference. Such financial statements have been audited by Coopers & Lybrand L.L.P., as indicated in their reports thereon in reliance upon the authority of said firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS




    [THE TIC AUDITED FINANCIAL STATEMENTS AS OF 12/31/96 WILL APPEAR HERE.]

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                          THETRAVELERS (logo umbrella)



                                 THE TRAVELERS

                               VARIABLE ANNUITIES

                INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   Issued By

                        THE TRAVELERS INSURANCE COMPANY

                          PENSION AND PROFIT-SHARING,

                      SECTION 403(b) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS







L-11165S                                                     TIC Ed. 5-97
                                                             Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION

Item 28.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants will be provided in a subsequent Post-Effective Amendment.

(b)     Exhibits

    1. Resolution of The Travelers Insurance Company's Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3, filed on April 22, 1996.)

    2. Rules and Regulations of the Registrant. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3, filed on April 22, 1996.)

    3.        Custody Agreement between the Registrant and Chase Manhattan Bank,
              N. A., Brooklyn, New York. (Incorporated herein by reference to
              Exhibit 3 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3, filed on April 26, 1995.)

    4. Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3, filed on April 22, 1996.)

 5(a). Distribution and Management Agreement among the Registrant, The Travelers Insurance Company and Travelers Equities Sales, Inc. (now known as Tower Square Securities, Inc.) (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3, filed on April 26, 1995.)

 5(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 , File No. 2-79529, filed on April 19, 1996.)

    6. Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed on April 19, 1996.)

    7. Example of Application. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed on April 19, 1996.)

 8(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement filed on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

 8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement filed on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

   12. Opinion of Counsel as to the legality of the securities being registered. (To be filed by amendment.)

13(a).        Consent of Coopers & Lybrand L.L.P., Certified Public Accountants.
              (To be filed by amendment.)

13(b). Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. (To be filed by amendment.)

   16. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (To be filed by amendment.)

18(a).        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
              McGah as signatory for Heath B. McLendon, Knight Edwards, Robert
              E. McGill III, Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3, filed on April 22, 1996.)

18(b).        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
              McGah as signatory for Michael A. Carpenter, Jay S. Benet, George
              C. Kokulis, Ian R. Stuart and Katherine M. Sullivan.

18(c). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, filed on April 26, 1995.)

   27.        Financial Data Schedule. (To be filed by amendment.)

Item 29.  Directors and Officers of The Travelers Insurance Company

Name and Principal               Positions and Offices                     Positions and Offices
Business Address                 with Insurance Company                    with Registrant
----------------                 ----------------------                    ---------------

Michael A. Carpenter*            Director, Chairman of the Board                   ----
                                 President and Chief Executive Officer
Jay S. Benet*                    Director and Senior Vice President                ----
George C. Kokulis*               Director and Senior Vice President                ----
Robert I. Lipp*                  Director                                          ----
Ian R. Stuart*                   Director, Senior Vice President,                  ----
                                 Chief Financial Officer, Chief
                                 Accounting Officer and Controller
Katherine M. Sullivan*           Director and Senior Vice President                ----
                                 and General Counsel
Marc P. Weill**                  Director and Senior Vice President                ----
Stuart Baritz**                  Senior Vice President                             ----
Jay S. Fishman*                  Senior Vice President                             ----
Elizabeth C. Georgakopoulos*     Senior Vice President                             ----
Barry Jacobson*                  Senior Vice President                             ----
Russell H. Johnson*              Senior Vice President                             ----
Warren H. May*                   Senior Vice President                             ----
Christine M. Modie*              Senior Vice President                             ----
David A. Tyson*                  Senior Vice President                             ----
F. Denney Voss*                  Senior Vice President                             ----
Paula Burton*                    Vice President                                    ----
Elizabeth Charron*               Vice President                                    ----
Charles N. Vest*                 Vice President and Actuary                        ----
Donald R. Munson, Jr.*           Second Vice President                             ----
Ernest J. Wright*                Vice President and Secretary                Secretary to the
                                                                             Board of Managers
Kathleen A. McGah*               Assistant Secretary and Counsel             Assistant Secretary to
                                                                             the Board of Managers


    Principal Business Address:
*   The Travelers Insurance Company                   **  Travelers Group Inc.
    One Tower Square                                      388 Greenwich Street
    Hartford, CT  06183                                   New York, N.Y. 10013

Item 30. Persons Controlled by or Under Common Control with the Depositor or Registrant. (To be filed by amendment.)

Item 31.  Number of Contract Owners

As of March 31, 1997, ___ contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 32.  Indemnification

Pursuant to the provisions of Article VI of the Rules and Regulations of the Registrant, indemnification is provided to members of the Board of Managers, and the officers and employees of the Registrant in accordance with the standards established by Section 33-320a of the Connecticut General Statutes ("C.G.S.") relating to indemnification under the Connecticut Stock Corporation Act.

Section 33-320a of the Connecticut General Statutes regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-320a provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the Federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Registrant's Investment Adviser, are set forth in the following table:

Name                            Position with TAMIC               Other Business
----                            -------------------               --------------
Marc P. Weill                   Director, Chairman                Senior Vice President **

David A. Tyson                  Director, President and           Senior Vice President *
                                Chief Investment Officer

F. Denney Voss                  Director and Senior               Senior Vice President*
                                Vice President

Joseph Mullally                 Senior Vice President             Senior Vice President

Joseph E. Ruelli                Director, Vice President          Vice President
                                and Chief Financial Officer

David Amaral                    Vice President                    Assistant Director*

John R. Calcagni                Vice President                    Second Vice President*

Gene Collins                    Vice President                    Vice President*

Phillip A. Duncan               Vice President                    Second Vice President*

Kathryn D. Karlic               Vice President                    Second Vice President*

David R. Miller                 Vice President                    Vice President*

Joseph Mullally                 Vice President                    Vice President*

Emil J. Molinaro                Vice President                    Vice President*

Jordan M. Stitzer               Vice President                    Vice President*

William H. White                Treasurer                         Vice President and Treasurer *

Charles B. Chamberlain          Assistant Treasurer               Assistant Treasurer *

George C. Quaggin, Jr.          Assistant Treasurer               Assistant Treasurer *

John R. Britt                   Secretary                         Assistant Secretary *

Marla A. Berman                 Assistant Secretary               Assistant Secretary**

Patricia A. Uzzel               Compliance Officer                Assistant Director*

Frank J. Fazzina                Controller                        Director *


* Positions are held with The Travelers Insurance Group Inc., One Tower Square, Hartford, Connecticut 06183.
** Positions are held with Travelers Group Inc. , 388 Greenwich Street, New York, N.Y. 10013.

Item 34.  Principal Underwriter

(a)     Tower Square Securities, Inc.
        One Tower Square
        Hartford, Connecticut 06183


Tower Square Securities, Inc. also serves as principal underwriter for the following :

        The Travelers Growth and Income Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
        The Travelers Money Market Account for Variable Annuities
        The Travelers Timed Growth and Income Stock Account for Variable
          Annuities
        The Travelers Timed Short-Term Bond Account for Variable Annuities The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Fund U for Variable Annuities
        The Travelers Fund VA for Variable Annuities
        The Travelers Fund BD for Variable Annuities
        The Travelers Fund BD II for Variable Annuities
        The Travelers Fund ABD for Variable Annuities
        The Travelers Fund ABD II for Variable Annuities
        The Travelers Fund UL for Variable Life Insurance
        The Travelers Fund UL II for Variable Annuities
        The Travelers Variable Life Insurance Separate Account One
        The Travelers Variable Life Insurance Separate Account Three
        The Travelers Separate Account QP for Variable Annuities
        The Travelers Separate Account QP II for Variable Annuities


(b)     Name and Principal           Positions and Offices                 Positions and Offices
        Business Address *           With Underwriter                      With Registrant
        ------------------           ----------------                      ---------------
        Russell H. Johnson             Chairman of the Board                       -----
                                       Chief Executive Officer, President          -----
                                       and Chief Operating Officer

        William F. Scully, III         Member, Board of Directors,                 -----
                                       Senior Vice President, Treasurer
                                       and Chief Financial Officer

        Cynthia P. Macdonald           Vice President, Chief Compliance            -----
                                       Officer, and Assistant Secretary

        Joanne K. Russo                Member, Board of Directors                  -----
                                       Senior Vice President

        Kathleen A. McGah              General Counsel and Secretary         Assistant Secretary

        Jay S. Benet                   Member, Board of Directors                  -----

        George C. Kokulis              Member, Board of Directors                  -----

        Warren H. May                  Member, Board of Directors                  -----

        Donald R. Munson, Jr.          Senior Vice President                       -----


(cont'd)
(b)     Name and Principal           Positions and Offices                 Positions and Offices
        Business Address *             With Underwriter                      With Registrant
        ------------------             -------------------------             ---------------
        Stuart L. Baritz               Vice President                              -----

        Michael P. Kiley               Vice President                              -----

        Tracey Kiff-Judson             Second Vice President                       -----

        Robin A. Jones                 Second Vice President                       -----

        Whitney F. Burr                Second Vice President                       -----

        Marlene M. Ibsen               Second Vice President                       -----

        John J. Williams, Jr.          Director and Assistant Compliance           -----
                                          Officer

        Susan M. Cursio                Director and Operations Manager             -----

        Dennis D. D'Angelo             Director                                    -----

        Thomas P. Tooley               Director                                    -----

        Nancy S. Waldrop               Assistant Treasurer                         -----



        * Principal business address: One Tower Square, Hartford, Connecticut 06183


(c) Tower Square Securities, Inc. serves as the principal underwriter. The compensation listed below is for the year ending December 31, 1996.

Name of            Net Underwriting       Compensation on
Principal            Discounts and         Redemption or        Brokerage            Other
Underwriter           Commissions         Annuitization        Commissions       Compensation*
-----------           -----------         -------------        -----------       -------------
Tower Square              $ 0                   $ 0                $ 0                $ 0
Securities, Inc.


Item 35.  Location of Accounts and Records

(1)     The Travelers Insurance Company
        One Tower Square
        Hartford, Connecticut  06183

(2)     Chase Manhattan Bank, N. A.
        Chase MetroTech Center
        Brooklyn, New York   11245

Item 36.  Management Services

        Inapplicable.


Item 37.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

(d) To represent to the Securities and Exchange Commission that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the company.

                                   SIGNATURES


As required by the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on February 24, 1997.


             THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (Registrant)



                                         By: *HEATH B. McLENDON
                                            ------------------------------------
                                              Heath B. McLendon
                                              Chairman of the Board of Managers


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 1997.



*HEATH B. McLENDON                       Chairman, Board of Managers
-----------------------------
  (Heath B. McLendon)

*KNIGHT EDWARDS                          Member, Board of Managers
-----------------------------
  (Knight Edwards)

*ROBERT E. McGILL, III                   Member, Board of Managers
-----------------------------
  (Robert E. McGill, III)

*LEWIS MANDELL                           Member, Board of Managers
-----------------------------
  (Lewis Mandell)

*FRANCES M. HAWK                         Member, Board of Managers
-----------------------------
  (Frances M. Hawk)




*By: Ernest J. Wright, Attorney-in-Fact
     Secretary, Board of Managers

                                   SIGNATURES

As required by the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on February 24, 1997.

                         THE TRAVELERS INSURANCE COMPANY
                               (Insurance Company)


                                      By:*IAN R. STUART
                                         ---------------------------------------
                                         Ian R. Stuart
                                         Senior Vice President, Chief
                                          Financial Officer,
                                         Chief Accounting Officer and Controller


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 1997.


*MICHAEL A. CARPENTER                    Director, Chairman of the Board, President
----------------------------             and Chief Executive Officer
  (Michael A. Carpenter)

*JAY S. BENET                            Director
----------------------------
  (Jay S. Benet)

*GEORGE C. KOKULIS                       Director
----------------------------
  (George C. Kokulis)

*ROBERT I. LIPP                          Director
----------------------------
  (Robert I. Lipp)

*IAN R. STUART                           Director, Senior Vice President, Chief
----------------------------             Financial Officer, Chief Accounting Officer
  (Ian R. Stuart)                        and Controller

*KATHERINE M. SULLIVAN                   Director, Senior Vice President and
----------------------------             General Counsel
  (Katherine M. Sullivan)

*MARC P. WEILL                           Director
----------------------------
  (Marc P. Weill)



*By:  Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
   No.         Description                                                   Method of Filing
   ---         -----------                                                   ----------------
     1.        Resolution of The Travelers Insurance Company's
               Board of Directors authorizing the establishment of
               the Registrant. (Incorporated herein by reference to
               Exhibit 1 to Post-Effective Amendment No. 12 to
               the Registration Statement on Form N-3, filed on April
               22, 1996.)

     2.        Rules and Regulations of the Registrant. (Incorporated
                herein by reference to Exhibit 2 to Post-Effective
               Amendment No. 12 to the Registration Statement on
               Form N-3, filed on April 22, 1996.)


     3.        Custody Agreement between the Registrant and
               Chase Manhattan Bank, N. A., Brooklyn,  New York.
               (Incorporated herein by reference to Exhibit 3 to Post-
               Effective Amendment No. 11 to the Registration
               Statement on Form N-3, filed on April 26, 1995.)

     4. Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 4 to Post-
               Effective Amendment No. 12 to the Registration
               Statement on Form N-3, filed on April 22, 1996.)

     5(a).     Distribution and Management Agreement among the
               Registrant, The Travelers Insurance Company and
               Travelers Equities Sales, Inc. (now known as Tower Square
               Securities, Inc.) (Incorporated herein by reference to Exhibit No. 5 to Post-Effective Amendment No. 11 to the
               Registration Statement on Form N-3, filed on April 26, 1995.)

     5(b).     Selling Agreement. (Incorporated herein by reference to Exhibit
               3(b) to Post-Effective Amendment No. 29 to the Registration
               Statement on Form N-4 , File No. 2-79529, filed on April 19,
               1996.)

     6. Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective
               Amendment No. 29 to the Registration Statement on
               Form N-4, File No. 2-79529, filed on April 19, 1996.)

     7. Example of Application. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 29 to the
               Registration Statement on Form N-4, File No. 2-79529, filed on April 19, 1996.)

 8(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2

               File No. 33-58677, filed via Edgar on April 18, 1995.)

 8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2
               File No. 33-58677, filed via Edgar on April 18, 1995.)

   12.         Opinion of Counsel as to the legality of the securities             To be filed by
               being registered.                                                   amendment

13(a).         Consent of Coopers & Lybrand L.L.P., Certified Public               To be filed by
               Accountants.                                                        amendment

13(b).         Consent of KPMG Peat Marwick LLP, Independent                       To be filed by
               Certified Public Accountants.                                       amendment)

   16.         Schedule for Computation of Total Return Calculations -             To be filed by
               Standardized and Non-Standardized.                                  amendment.)

18(a).         Powers of Attorney authorizing Ernest J. Wright or
               Kathleen A. McGah as signatory for Heath B. McLendon,
               Knight Edwards, Robert E. McGill III, Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to Exhibit No. 18(a) to Post-Effective Amendment No. 11 to the
               Registration Statement on Form N-3, filed on April 22, 1996.)

18(b).         Powers of Attorney authorizing Ernest J. Wright or                  Electronically
               Kathleen A. McGah as signatory for Michael A. Carpenter,
               Jay S. Benet, George C. Kokulis, Ian R. Stuart and
               Katherine M. Sullivan.

18(c).         Powers of Attorney authorizing Jay S. Fishman or
               Ernest J. Wright as signatory for Robert I. Lipp,
               Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger, and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment
               No. 11 to the Registration Statement on Form N-3, filed on April 26, 1995.)

   27.         Financial Data Schedule                                             To be filed by
                                                                                   amendment